UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06650

Lord abbett research fund, inc.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 11/30/2013

Item 1:	Report(s) to Shareholders.

2 0 1 3

L O R D  A B B E T T

A N N U A L

R E P O R T

Lord Abbett

Calibrated Dividend Growth Fund

For the fiscal year ended November 30, 2013

1	A Letter to Shareholders

4	Investment Comparison

5	Information About Your Fund’s Expenses and Holdings Presented by Sector

7	Schedule of Investments

12	Statement of Assets and Liabilities

14	Statement of Operations

15	Statements of Changes in Net Assets

16	Financial Highlights

24	Notes to Financial Statements

34	Report of Independent Registered Public Accounting Firm

35	Supplemental Information to Shareholders

Lord Abbett Research Fund

Lord Abbett Calibrated Dividend Growth Fund
Annual Report

For the fiscal year ended November 30, 2013

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of Lord Abbett Calibrated Dividend Growth Fund for the fiscal year ended November 30, 2013. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries that provide updates on the Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards.

Daria L. Foster

Director, President and Chief Executive Officer

For the fiscal year ended November 30, 2013, Lord Abbett Calibrated Dividend Growth Fund returned 26.09%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the S&P 500® Index,1 which returned 30.30% over the same period.

Global equity markets rose during the 12-month period amid an ongoing housing recovery in the Unites States, rising corporate profits, accommodative monetary policies, and economic stabilization in Europe. The equity market advance came in the face of a series of disruptive congressional showdowns, a two-week partial government shutdown, and concerns about growth in the largest emerging market economies. The Fund’s focus on dividend growth stocks, which have been less volatile than the broad market over the 10-year period ended on November 30, 2013, resulted in a portfolio with a lower risk profile than the S&P 500® Index as measured by the Fund’s portfolio beta. This positioning detracted from performance relative to the index as higher-risk stocks performed better than lower-risk stocks during the period.

The Fund’s position in International Business Machines, a global technology and business services firm, detracted from relative performance. The broad-based economic reform currently underway in China was challenging for the firm, as the reforms led to weak demand for hardware and lengthened sales cycles. Shares of Caterpiller, Inc., the world’s largest manufacturer of construction equipment, underperformed the index return as weak demand for mining equipment led to disappointing operating results. The Fund’s overweight position in Coca-Cola Co., the global leader in the carbonated soft drink market, detracted from relative performance. The stock underperformed as consumers within developed markets have been shifting away from carbonated beverages in favor of healthier alternatives.

Shares of 3M Co., a diversified industrial and technology company, outperformed the index return during the period and contributed to relative performance. Management’s strategic investments in research and development have led to improvements in organic growth, particularly within emerging economies. The Fund’s overweight position in Walgreen Co., which operates pharmacies under the Walgreen, Duane Reade, and drugstore.com brands, contributed to relative performance during the period. Walgreen’s sales exceeded expectations during the period, and investors reacted positively to a partnership with a large drug wholesaler. The Fund’s position in defense contractor Lockheed Martin Corp. also contributed to relative performance. Despite military budget cuts, the firm’s missile and fire control unit generated better-than-expected sales, and the firm continued to return capital to shareholders with share buybacks and dividend increases.

The Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1 The S&P 500® Index is widely regarded as the standard for measuring large cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund’s prospectus.

During certain periods shown, expense waivers and reimbursements were in place. Without such expense waivers and reimbursements, the Fund’s returns would have been lower.

The annual commentary above discusses the views of the Fund’s management and various portfolio holdings of the Fund as of November 30, 2013. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Fund’s portfolio is actively managed and may change significantly, the Fund may no longer own the securities described above or may have otherwise changed its positions in the securities. For more recent information about the Fund’s portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in both the S&P 500® Index and the S&P 900® 10-Year Dividend Growth Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

The S&P 900 10-Year Dividend Growth Index is a custom index that, along with changes in the Fund’s investment strategy, the Fund began disclosing in its prospectus effective September 27, 2012. The graph shows the index’s performance from that date.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended November 30, 2013

	1 Year	5 Years	10 Years	Life of Class
Class A3	18.86%	14.41%	7.61%	—
Class B4	20.14%	14.77%	7.69%	—
Class C5	24.14%	15.02%	7.54%	—
Class F6	26.31%	16.07%	—	5.99%
Class I7	26.41%	16.17%	8.61%	—
Class P8	25.81%	15.64%	8.13%	—
Class R2[9]	25.64%	15.51%	—	5.59%
Class R3[10]	25.79%	15.60%	—	5.57%

1 Reflects the deduction of the maximum initial sales charge of 5.75%.

2 Performance for each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

3 Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2013, is calculated using the SEC-required uniform method to compute such return.

4 Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.)

5 The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6 Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7 Performance is at net asset value.

8 Performance is at net asset value.

9 Class R2 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

10 Class R3 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2013 through November 30, 2013).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 6/1/13 – 11/30/13” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/13	11/30/13	6/1/13 - 11/30/13
Class A
Actual	$1,000.00	$1,113.80	$4.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.81	$4.31
Class B
Actual	$1,000.00	$1,109.50	$8.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.04	$8.09
Class C
Actual	$1,000.00	$1,109.80	$8.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.09	$8.09
Class F
Actual	$1,000.00	$1,114.80	$3.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.57	$3.55
Class I
Actual	$1,000.00	$1,115.30	$3.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.07	$3.04
Class P
Actual	$1,000.00	$1,113.00	$5.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.80	$5.32
Class R2
Actual	$1,000.00	$1,112.00	$6.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.06	$6.07
Class R3
Actual	$1,000.00	$1,112.10	$5.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.58	$5.57

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.85% for Class A, 1.60% for Classes B and C, 0.70% for Class F, 0.60% for Class I, 1.05% for Class P, 1.20% for Class R2 and 1.10% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2013

Sector*	%**
Consumer Discretionary	13.12%
Consumer Staples	19.88%
Energy	10.25%
Financials	6.43%
Health Care	10.76%
Industrials	19.74%

Sector*	%**
Information Technology	4.98%
Materials	8.03%
Telecommunication Services	1.77%
Utilities	4.57%
Repurchase Agreement	0.47%
Total	100.00%

* A sector may comprise several industries.

** Represents percent of total investments.

Schedule of Investments

November 30, 2013

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.29%

Aerospace & Defense 5.69%
Lockheed Martin Corp.	219,061	$31,035
United Technologies Corp.	787,300	87,280
Total		118,315

Air Freight & Logistics 1.40%
C.H. Robinson Worldwide, Inc.	373,064	21,873
FedEx Corp.	52,035	7,217
Total		29,090

Beverages 5.89%
Coca-Cola Co. (The)	1,688,379	67,856
PepsiCo, Inc.	645,902	54,553
Total		122,409

Capital Markets 2.03%
Eaton Vance Corp.	239,202	10,001
Franklin Resources, Inc.	526,957	29,188
SEI Investments Co.	90,279	3,032
Total		42,221

Chemicals 7.77%
Albemarle Corp.	161,842	11,120
International Flavors & Fragrances, Inc.	77,900	6,882
Monsanto Co.	537,749	60,943
PPG Industries, Inc.	168,468	31,008
Praxair, Inc.	233,937	29,537
RPM International, Inc.	168,159	6,659
Sherwin-Williams Co. (The)	64,600	11,824
Valspar Corp. (The)	50,766	3,585
Total		161,558

Commercial Banks 0.11%
Commerce Bancshares, Inc.	49,264	2,223

Commercial Services & Supplies 0.17%
Cintas Corp.	64,596	3,585

Investments	Shares	Fair Value (000)
Communications Equipment 0.97%
Harris Corp.	67,900	$4,380
QUALCOMM, Inc.	215,926	15,888
Total		20,268

Containers & Packaging 0.25%
AptarGroup, Inc.	40,868	2,653
Bemis Co., Inc.	63,211	2,467
Total		5,120

Distributors 0.40%
Genuine Parts Co.	100,000	8,284

Diversified Financial Services 0.46%
McGraw Hill Financial, Inc.	129,194	9,625

Diversified Telecommunication Services 1.66%
AT&T, Inc.	981,764	34,568

Electric: Utilities 3.45%
NextEra Energy, Inc.	184,967	15,646
Northeast Utilities	301,622	12,391
PPL Corp.	558,569	17,154
Southern Co. (The)	656,022	26,654
Total		71,845

Electrical Equipment 1.48%
Emerson Electric Co.	458,488	30,714

Energy Equipment & Services 0.33%
Helmerich & Payne, Inc.	88,108	6,784

Food & Staples Retailing 5.07%
Wal-Mart Stores, Inc.	997,571	80,813
Walgreen Co.	414,819	24,558
Total		105,371

Food Products 1.44%
Bunge Ltd.	199,471	15,982
Flowers Foods, Inc.	201,500	4,378
Hormel Foods Corp.	84,843	3,820
McCormick & Co., Inc.	84,800	5,851
Total		30,031

See Notes to Financial Statements.	7

Schedule of Investments (continued)

November 30, 2013

Investments	Shares	Fair Value (000)
Gas Utilities 0.40%
National Fuel Gas Co.	52,641	$3,552
UGI Corp.	117,800	4,743
Total		8,295

Health Care Equipment & Supplies 4.29%
Becton, Dickinson & Co.	212,780	23,106
C.R. Bard, Inc.	142,097	19,734
Medtronic, Inc.	494,703	28,356
Stryker Corp.	242,700	18,062
Total		89,258

Health Care Providers & Services 1.15%
Cardinal Health, Inc.	369,252	23,854

Hotels, Restaurants & Leisure 3.64%
McDonald’s Corp.	777,126	75,669

Household Durables 0.13%
Leggett & Platt, Inc.	87,633	2,647

Household Products 6.44%
Colgate-Palmolive Co.	926,048	60,943
Kimberly-Clark Corp.	466,215	50,892
Procter & Gamble Co. (The)	260,977	21,980
Total		133,815

Industrial Conglomerates 4.15%
3M Co.	624,410	83,365
Carlisle Cos., Inc.	39,625	2,913
Total		86,278

Information Technology Services 3.49%
Automatic Data Processing, Inc.	62,166	4,975
International Business
Machines Corp.	376,750	67,694
Total		72,669

Insurance 4.13%
ACE Ltd. (Switzerland)(a)	377,221	38,771
Aflac, Inc.	487,465	32,353
Brown & Brown, Inc.	72,600	2,296
Chubb Corp. (The)	48,100	4,639

Investments	Shares	Fair Value (000)
Cincinnati Financial Corp.	39,575	$2,074
HCC Insurance Holdings, Inc.	62,035	2,852
W.R. Berkley Corp.	68,278	2,990
Total		85,975

Leisure Equipment & Products 0.29%
Polaris Industries, Inc.	45,609	6,087

Machinery 5.48%
Caterpillar, Inc.	657,205	55,599
CLARCOR, Inc.	35,070	2,123
Donaldson Co., Inc.	84,968	3,546
Dover Corp.	26,100	2,368
Graco, Inc.	47,931	3,702
Illinois Tool Works, Inc.	162,688	12,947
Lincoln Electric Holdings, Inc.	56,531	4,041
Nordson Corp.	58,094	4,190
Stanley Black & Decker, Inc.	171,000	13,917
Valmont Industries, Inc.	79,600	11,519
Total		113,952

Multi-Line Retail 1.99%
Family Dollar Stores, Inc.	324,719	22,656
Target Corp.	293,672	18,774
Total		41,430

Multi-Utilities 0.58%
MDU Resources Group, Inc.	118,585	3,518
SCANA Corp.	180,751	8,526
Total		12,044

Oil, Gas & Consumable Fuels 9.90%
Chevron Corp.	294,562	36,066
Energen Corp.	39,100	2,822
EOG Resources, Inc.	179,317	29,587
Exxon Mobil Corp.	404,083	37,774
Murphy Oil Corp.	283,282	18,393
Occidental Petroleum Corp.	855,197	81,210
Total		205,852

8	See Notes to Financial Statements.

Schedule of Investments (continued)

November 30, 2013

Investments	Shares	Fair Value (000)
Pharmaceuticals 5.29%
AbbVie, Inc.	1,317,907	$63,852
Johnson & Johnson	488,123	46,206
Total		110,058

Road & Rail 0.87%
Norfolk Southern Corp.	207,518	18,197

Semiconductors & Semiconductor Equipment 0.36%
Linear Technology Corp.	57,287	2,437
Microchip Technology, Inc.	115,867	5,016
Total		7,453

Software 0.14%
FactSet Research Systems,
Inc.	24,960	2,821

Specialty Retail 3.44%
Lowe’s Cos., Inc.	462,575	21,963
Ross Stores, Inc.	344,844	26,367
TJX Cos., Inc. (The)	370,105	23,272
Total		71,602

Textiles, Apparel & Luxury Goods 2.06%
NIKE, Inc. Class B	236,110	18,686
VF Corp.	103,016	24,165
Total		42,851

Thrifts & Mortgage Finance 0.15%
People’s United Financial, Inc.	199,854	3,026

Tobacco 1.00%
Altria Group, Inc.	561,915	20,780

Investments	Shares	Fair Value (000)
Trading Companies & Distributors 1.12%
W.W. Grainger, Inc.	74,341	$19,174
Watsco, Inc.	43,736	4,197
Total		23,371

Water Utilities 0.13%
Aqua America, Inc.	108,811	2,619

Wireless Telecommunication Services 0.10%
Telephone & Data Systems, Inc.	73,621	2,047
Total Common Stocks
(cost $1,784,240,433)		2,064,661

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.47%

Repurchase Agreement
Repurchase Agreement dated 11/29/2013, Zero Coupon due 12/2/2013 with Fixed Income Clearing Corp. collateralized by $9,495,000 of Federal Home Loan Bank at 5.25% due 6/18/2014; value: $9,981,619; proceeds: $9,782,749 (cost $9,782,749)	$9,783	9,783
Total Investments in Securities 99.76% (cost $1,794,023,182)		2,074,444
Cash and Other Assets in Excess of Liabilities(b) 0.24%		4,901
Net Assets 100.00%		$2,079,345

(a)	Foreign security traded in U.S. dollars.
(b)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows on the next page:

See Notes to Financial Statements.	9

Schedule of Investments (concluded)

November 30, 2013

Open Futures Contracts at November 30, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
E-Mini S&P 500 Index	December 2013	91	Long	$8,208,655	$385,663

The following is a summary of the inputs used as of November 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,064,661	$—	$–	$2,064,661
Repurchase Agreement	—	9,783	—	9,783
Total	$2,064,661	$9,783	$–	$2,074,444

Other Financial Instruments
Futures Contracts
Assets	$386	$—	$–	$386
Liabilities	—	—	—	—
Total	$386	$—	$–	$386

(1)	Refer to note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the fiscal year ended November 30, 2013.

10	See Notes to Financial Statements.

This page is intentionally left blank.

Statement of Assets and Liabilities

November 30, 2013

ASSETS:
Investments in securities, at fair value (cost $1,794,023,182)	$2,074,444,024
Deposits with brokers for futures collateral	373,100
Receivables:
Investment securities sold	26,682,074
Dividends	5,570,493
Capital shares sold	2,784,398
From advisor (See Note 3)	405,020
Prepaid expenses and other assets	92,635
Total assets	2,110,351,744
LIABILITIES:
Payables:
Investment securities purchased	25,863,372
Capital shares reacquired	2,746,571
Management fee	1,085,101
12b-1 distribution fees	591,027
Directors’ fees	273,475
Fund administration	68,196
Variation margin	944
Accrued expenses	377,637
Total liabilities	31,006,323
Net Assets	$2,079,345,421
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,751,013,657
Undistributed net investment income	3,535,370
Accumulated net realized gain on investments, futures contracts and foreign currency related transactions	43,989,090
Net unrealized appreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	280,807,304
Net Assets	$2,079,345,421

12	See Notes to Financial Statements.

Statement of Assets and Liabilities (concluded)

November 30, 2013

Net assets by class:
Class A Shares	$1,646,617,147
Class B Shares	$43,235,159
Class C Shares	$232,350,196
Class F Shares	$96,398,378
Class I Shares	$34,361,005
Class P Shares	$2,355,292
Class R2 Shares	$2,441,551
Class R3 Shares	$21,586,693
Outstanding shares by class:
Class A Shares (300 million shares of common stock authorized, $.001 par value)	105,773,343
Class B Shares (30 million shares of common stock authorized, $.001 par value)	2,800,461
Class C Shares (20 million shares of common stock authorized, $.001 par value)	15,049,512
Class F Shares (30 million shares of common stock authorized, $.001 par value)	6,196,125
Class I Shares (100 million shares of common stock authorized, $.001 par value)	2,194,289
Class P Shares (20 million shares of common stock authorized, $.001 par value)	150,814
Class R2 Shares (30 million shares of common stock authorized, $.001 par value)	156,033
Class R3 Shares (30 million shares of common stock authorized, $.001 par value)	1,390,968
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.57
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$16.52
Class B Shares-Net asset value	$15.44
Class C Shares-Net asset value	$15.44
Class F Shares-Net asset value	$15.56
Class I Shares-Net asset value	$15.66
Class P Shares-Net asset value	$15.62
Class R2 Shares-Net asset value	$15.65
Class R3 Shares-Net asset value	$15.52

See Notes to Financial Statements.	13

Statement of Operations

For the Year Ended November 30, 2013

Investment income:
Dividends	$30,664,627
Interest	394
Total investment income	30,665,021
Expenses:
Management fee	8,574,507
12b-1 distribution plan-Class A	2,493,783
12b-1 distribution plan-Class B	289,757
12b-1 distribution plan-Class C	1,025,387
12b-1 distribution plan-Class F	43,916
12b-1 distribution plan-Class P	6,469
12b-1 distribution plan-Class R2	2,323
12b-1 distribution plan-Class R3	25,546
Shareholder servicing	1,475,656
Fund administration	475,330
Registration	119,656
Reports to shareholders	117,128
Custody	91,631
Professional	65,666
Directors’ fees	39,729
Other	41,115
Gross expenses	14,887,599
Expense reductions (See Note 8)	(1,160)
Management fee waived (See Note 3)	(3,869,304)
Net expenses	11,017,135
Net investment income	19,647,886
Net realized and unrealized gain:
Net realized gain on investments, futures contracts and foreign currency related transactions	107,366,696
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	139,884,012
Net realized and unrealized gain	247,250,708
Net Increase in Net Assets Resulting From Operations	$266,898,594

14	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Year Ended November 30, 2013	For the Year Ended November 30, 2012
Operations:
Net investment income	$19,647,886	$23,942,336
Net realized gain on investments, futures contracts and foreign currency related transactions	107,366,696	153,162,034
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	139,884,012	(40,266,513)
Net increase in net assets resulting from operations	266,898,594	136,837,857
Distributions to shareholders from:
Net investment income
Class A	(22,898,774)	(24,704,883)
Class B	(511,054)	(769,658)
Class C	(1,473,734)	(1,225,364)
Class F	(828,581)	(326,769)
Class I	(174,137)	(597,765)
Class P	(33,659)	(47,633)
Class R2	(5,122)	(2,817)
Class R3	(100,195)	(90,373)
Total distributions to shareholders	(26,025,256)	(27,765,262)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	439,706,623	146,642,458
Net proceeds from reorganizations (See Note 13)	650,352,193	—
Reinvestment of distributions	25,046,233	27,051,584
Cost of shares reacquired	(241,730,526)	(427,231,118)
Net increase (decrease) in net assets resulting from capital share transactions	873,374,523	(253,537,076)
Net increase (decrease) in net assets	1,114,247,861	(144,464,481)
NET ASSETS:
Beginning of year	$965,097,560	$1,109,562,041
End of year	$2,079,345,421	$965,097,560
Undistributed net investment income	$3,535,370	$10,010,383

See Notes to Financial Statements.	15

Financial Highlights

	Class A Shares
	Year Ended 11/30
	2013		2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$12.66		$11.43	$11.26	$10.35	$ 8.66
Investment operations:
Net investment income(a)	.24		.29	.29	.28	.34
Net realized and unrealized gain	3.00		1.27	.17	.93	1.72
Total from investment operations	3.24		1.56	.46	1.21	2.06
Distributions to shareholders from:
Net investment income	(.33)		(.33)	(.29)	(.30)	(.37)
Net asset value, end of year	$15.57		$12.66	$11.43	$11.26	$10.35
Total Return(b)	26.09%		13.77%	4.03%	11.90%	24.58%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	.85%		1.23%	1.30%	1.31%	1.37%
Expenses, including expense reductions and management fee waived	.85%		1.23%	1.30%	1.31%	1.37%
Expenses, excluding expense reductions and management fee waived	1.18%		1.31%	1.30%	1.31%	1.37%
Net investment income	1.73%		2.33%	2.45%	2.64%	3.66%

Supplemental Data:
Net assets, end of year (000)	$1,646,617		$848,026	$898,508	$933,371	$974,791
Portfolio turnover rate	54.87	%(c)	102.89%	22.87%	29.52%	52.24%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Classic Stock Fund on November 22, 2013.

16	See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Year Ended 11/30
	2013		2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$12.55		$11.33	$11.16	$10.26	$ 8.59
Investment operations:
Net investment income(a)	.14		.20	.21	.21	.27
Net realized and unrealized gain	2.97		1.26	.17	.92	1.71
Total from investment operations	3.11		1.46	.38	1.13	1.98
Distributions to shareholders from:
Net investment income	(.22)		(.24)	(.21)	(.23)	(.31)
Net asset value, end of year	$15.44		$12.55	$11.33	$11.16	$10.26
Total Return(b)	25.14%		13.04%	3.36%	11.17%	23.75%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	1.60%		1.90%	1.95%	1.96%	2.02%
Expenses, including expense reductions and management fee waived	1.60%		1.90%	1.95%	1.96%	2.02%
Expenses, excluding expense reductions and management fee waived	1.93%		1.98%	1.95%	1.96%	2.02%
Net investment income	1.00%		1.67%	1.78%	1.99%	3.00%

Supplemental Data:
Net assets, end of year (000)	$43,235		$31,891	$39,643	$48,714	$53,941
Portfolio turnover rate	54.87	%(c)	102.89%	22.87%	29.52%	52.24%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Classic Stock Fund on November 22, 2013.

See Notes to Financial Statements.	17

Financial Highlights (continued)

	Class C Shares
	Year Ended 11/30
	2013		2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$12.57		$11.35	$11.18	$10.28	$ 8.60
Investment operations:
Net investment income(a)	.14		.20	.21	.21	.28
Net realized and unrealized gain	2.97		1.27	.17	.92	1.71
Total from investment operations	3.11		1.47	.38	1.13	1.99
Distributions to shareholders from:
Net investment income	(.24)		(.25)	(.21)	(.23)	(.31)
Net asset value, end of year	$15.44		$12.57	$11.35	$11.18	$10.28
Total Return(b)	25.14%		13.06%	3.39%	11.15%	23.82%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	1.60%		1.88%	1.94%	1.96%	2.02%
Expenses, including expense reductions and management fee waived	1.60%		1.88%	1.94%	1.96%	2.02%
Expenses, excluding expense reductions and management fee waived	1.91%		1.98%	1.95%	1.96%	2.02%
Net investment income	.97%		1.67%	1.82%	1.99%	3.02%

Supplemental Data:
Net assets, end of year (000)	$232,350		$61,096	$57,695	$56,383	$59,267
Portfolio turnover rate	54.87	%(c)	102.89%	22.87%	29.52%	52.24%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Classic Stock Fund on November 22, 2013.

18	See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Year Ended 11/30
	2013		2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$12.65		$11.43	$11.25	$10.34	$ 8.65
Investment operations:
Net investment income(a)	.27		.31	.32	.31	.34
Net realized and unrealized gain	2.99		1.27	.18	.93	1.75
Total from investment operations	3.26		1.58	.50	1.24	2.09
Distributions to shareholders from:
Net investment income	(.35)		(.36)	(.32)	(.33)	(.40)
Net asset value, end of year	$15.56		$12.65	$11.43	$11.25	$10.34
Total Return(b)	26.31%		13.97%	4.39%	12.09%	25.05%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	.70%		.98%	1.05%	1.06%	1.11%
Expenses, including expense reductions and management fee waived	.70%		.98%	1.05%	1.06%	1.11%
Expenses, excluding expense reductions and management fee waived	1.02%		1.08%	1.06%	1.06%	1.11%
Net investment income	1.86%		2.57%	2.70%	2.91%	3.66%

Supplemental Data:
Net assets, end of year (000)	$96,398		$14,857	$8,251	$7,395	$4,238
Portfolio turnover rate	54.87	%(c)	102.89%	22.87%	29.52%	52.24%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Classic Stock Fund on November 22, 2013.

See Notes to Financial Statements.	19

Financial Highlights (continued)

	Class I Shares
			Year Ended 11/30
	2013		2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$12.73		$11.50	$11.33	$10.41	$ 8.70
Investment operations:
Net investment income(a)	.30		.30	.32	.32	.36
Net realized and unrealized gain	3.00		1.30	.18	.94	1.75
Total from investment operations	3.30		1.60	.50	1.26	2.11
Distributions to shareholders from:
Net investment income	(.37)		(.37)	(.33)	(.34)	(.40)
Net asset value, end of year	$15.66		$12.73	$11.50	$11.33	$10.41
Total Return(b)	26.41%		14.08%	4.37%	12.33%	25.13%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	.60%		.97%	.95%	.96%	1.01%
Expenses, including expense reductions and management fee waived	.60%		.97%	.95%	.96%	1.01%
Expenses, excluding expense reductions and management fee waived	.92%		.98%	.95%	.96%	1.01%
Net investment income	2.06%		2.54%	2.72%	2.98%	3.91%

Supplemental Data:
Net assets, end of year (000)	$34,361		$ 3,497	$100,317	$337,978	$309,336
Portfolio turnover rate	54.87	%(c)	102.89%	22.87%	29.52%	52.24%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Classic Stock Fund on November 22, 2013.

20	See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Year Ended 11/30
	2013		2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$12.70		$11.46	$11.29	$10.38	$ 8.68
Investment operations:
Net investment income(a)	.22		.27	.28	.27	.33
Net realized and unrealized gain	3.00		1.28	.16	.93	1.73
Total from investment operations	3.22		1.55	.44	1.20	2.06
Distributions to shareholders from:
Net investment income	(.30)		(.31)	(.27)	(.29)	(.36)
Net asset value, end of year	$15.62		$12.70	$11.46	$11.29	$10.38
Total Return(b)	25.81%		13.60%	4.00%	11.75%	24.52%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	1.05%		1.35%	1.40%	1.41%	1.46%
Expenses, including expense reductions and management fee waived	1.05%		1.35%	1.40%	1.41%	1.46%
Expenses, excluding expense reductions and management fee waived	1.38%		1.43%	1.41%	1.41%	1.46%
Net investment income	1.55%		2.22%	2.35%	2.54%	3.54%

Supplemental Data:
Net assets, end of year (000)	$2,355		$1,638	$1,910	$2,191	$2,906
Portfolio turnover rate	54.87	%(c)	102.89%	22.87%	29.52%	52.24%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Classic Stock Fund on November 22, 2013.

See Notes to Financial Statements.	21

Financial Highlights (continued)

	Class R2 Shares
	Year Ended 11/30
	2013		2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$12.73		$11.49	$11.31	$10.40	$8.70
Investment operations:
Net investment income(a)	.23		.26	.28	.26	.31
Net realized and unrealized gain	2.98		1.28	.15	.92	1.75
Total from investment operations	3.21		1.54	.43	1.18	2.06
Distributions to shareholders from:
Net investment income	(.29)		(.30)	(.25)	(.27)	(.36)
Net asset value, end of year	$15.65		$12.73	$11.49	$11.31	$10.40
Total Return(b)	25.64%		13.46%	3.90%	11.56%	24.47%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	1.20%		1.46%	1.54%	1.55%	1.49%
Expenses, including expense reductions and management fee waived	1.20%		1.46%	1.54%	1.55%	1.49%
Expenses, excluding expense reductions and management fee waived	1.52%		1.55%	1.55%	1.56%	1.49%
Net investment income	1.57%		2.10%	2.43%	2.39%	3.34%

Supplemental Data:
Net assets, end of year (000)	$2,442		$112	$103	$30	$29
Portfolio turnover rate	54.87	%(c)	102.89%	22.87%	29.52%	52.24%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Classic Stock Fund on November 22, 2013.

22	See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	Year Ended 11/30
	2013		2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$12.62		$11.40	$11.24	$10.33	$ 8.65
Investment operations:
Net investment income(a)	.22		.26	.28	.27	.29
Net realized and unrealized gain	2.98		1.27	.15	.93	1.76
Total from investment operations	3.20		1.53	.43	1.20	2.05
Distributions to shareholders from:
Net investment income	(.30)		(.31)	(.27)	(.29)	(.37)
Net asset value, end of year	$15.52		$12.62	$11.40	$11.24	$10.33
Total Return(b)	25.79%		13.57%	3.91%	11.73%	24.46%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	1.10%		1.38%	1.45%	1.45%	1.50%
Expenses, including expense reductions and management fee waived	1.10%		1.38%	1.45%	1.45%	1.50%
Expenses, excluding expense reductions and management fee waived	1.42%		1.48%	1.45%	1.46%	1.50%
Net investment income	1.57%		2.15%	2.35%	2.49%	3.03%

Supplemental Data:
Net assets, end of year (000)	$21,587		$3,980	$3,135	$2,116	$341
Portfolio turnover rate	54.87	%(c)	102.89%	22.87%	29.52%	52.24%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Classic Stock Fund on November 22, 2013.

See Notes to Financial Statements.	23

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company currently consists of three separate funds. This report covers one of the funds and its classes: Lord Abbett Calibrated Dividend Growth Fund (the “Fund”).

The Fund’s investment objective is to seek current income and capital appreciation. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus.

On November 22, 2013, Calibrated Dividend Growth Fund acquired the net assets of Lord Abbett Classic Stock Fund (“Classic Stock Fund”), which was another fund managed by the Company. Refer to Note 13 Reorganization for additional information.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange

Notes to Financial Statements (continued)

traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2010 through November 30, 2013. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate

Notes to Financial Statements (continued)

prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments, futures contracts and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Futures Contracts–The Fund may purchase and sell index futures contracts to manage cash, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of November 30, 2013, the Fund had open futures contracts.

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances.

Notes to Financial Statements (continued)

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;
•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of November 30, 2013 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

	Effective October 1, 2013	Prior to October 1, 2013
First $1 billion	.65%	.75%
Next $1 billion	.60%	.70%
Over $2 billion	.55%	.65%

For the fiscal year ended November 30, 2013, the effective management fee, net of waivers, was at an annualized rate of .40% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the fiscal year ended November 30, 2013 and continuing through March 31, 2015, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, waive all or a portion of its administrative fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 0.60%. This agreement may be terminated only upon the approval of the Board.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been approved by the Board pursuant to the plan:

Notes to Financial Statements (continued)

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	—	.25%	.25%	.25%
Distribution	—	.75%	.75%	.10%	.20%	.35%	.25%

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the fiscal year ended November 30, 2013:

Distributor Commissions	Dealers’ Concessions
$724,433	$3,925,494

Distributor received CDSCs of $13,467 and $5,716 for Class A and Class C shares, respectively, for the fiscal year ended November 30, 2013.

A Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least quarterly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Subsequent to the Fund’s fiscal year ended November 30, 2013, a long-term capital gain distribution of approximately $47,547,000 was declared by the Fund on December 11, 2013. The distribution was paid on December 18, 2013 to shareholders of record on December 17, 2013.

The tax character of distributions paid during the fiscal years ended November 30, 2013 and 2012 was as follows:

	Year Ended 11/30/2013	Year Ended 11/30/2012
Distributions paid from:
Ordinary income	$26,025,256	$27,765,262
Total distributions paid	$26,025,256	$27,765,262

Notes to Financial Statements (continued)

As of November 30, 2013, the components of accumulated gains on a tax-basis were as follows:

Undistributed ordinary income - net	$3,808,845
Undistributed long-term capital gains	$47,534,383
Total undistributed earnings	$51,343,228
Temporary differences	(273,475)
Unrealized gains - net	277,262,011
Total accumulated gains - net	$328,331,764

As of November 30, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,797,182,812
Gross unrealized gain	289,734,805
Gross unrealized loss	(12,473,593)
Net unrealized security gain	$277,261,212

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

Permanent items identified during the fiscal year ended November 30, 2013 have been reclassified among the components of net assets based on their tax basis treatment as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain
$21,051	$(21,051)

The permanent differences are primarily attributable to the tax treatment of certain distributions received.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended November 30, 2013 were as follows:

Purchases	Sales
$873,058,441	$669,400,117

There were no purchases or sales of U.S. Government securities for the fiscal year ended November 30, 2013.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into E-Mini S&P 500 Index futures contracts for the fiscal year ended November 30, 2013 (as described in note 2(g)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Realized gains of $212,399 and unrealized appreciation of $385,663 are included on the Statement of Operations related to futures contracts under the captions Net realized gain on investments, futures contracts and foreign currency related transactions and Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies, respectively. The average number of futures contracts throughout the period was 25.

Notes to Financial Statements (continued)

7.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

During the fiscal year ended November 30, 2013, the Fund and certain other funds managed by Lord Abbett (the “participating funds”) participated in an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Board considers annual renewal of the Facility under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement.

Effective July 1, 2013, the Fund and participating funds renewed the Facility through June 30, 2014 under the same terms as described above.

During the fiscal year ended November 30, 2013, a participating fund also managed by Lord Abbett utilized the Facility and fully repaid its borrowings on June 13, 2013. As of November 30, 2013, there were no loans outstanding pursuant to this Facility.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

Notes to Financial Statements (continued)

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The Fund invests primarily in equity securities of large and mid-sized company stocks that have a history of growing their dividends, but there is no guarantee that a company will pay a dividend. The value of the Fund’s investments in equity securities will fluctuate in response to general economic conditions and to the changes in the prospects of particular companies and/or sectors in the economy. If the Fund’s fundamental research and quantitative analysis fail to produce the intended result, the Fund may suffer losses or underperform its benchmark or other funds with the same investment objective or similar strategies, even in a risking market.

Large and mid-sized company stocks each may perform differently than the market as a whole and other types of stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. Mid-sized company stocks may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.

The Fund’s exposure to foreign companies and markets presents increased market, liquidity, currency, political and other risks.

These factors can affect the Fund’s performance.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

		Year Ended		Year Ended
	November 30, 2013		November 30, 2012
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	18,776,456	$265,167,284	9,786,518	$119,298,611
Converted from Class B*	647,078	9,035,149	443,964	5,481,067
Reinvestment of distributions	1,693,594	22,571,926	2,017,555	24,395,455
Shares reacquired	(13,920,362)	(194,884,921)	(23,862,375)	(294,327,940)
Shares issued in reorganization (See Note 13)	31,586,334	493,694,394	—	—
Increase (decrease)	38,783,100	$595,583,832	(11,614,338)	$(145,152,807)

Class B Shares
Shares sold	117,606	$1,630,353	132,932	$1,591,225
Reinvestment of distributions	38,359	496,541	62,397	746,199
Shares reacquired	(398,516)	(5,502,368)	(704,111)	(8,576,564)
Converted to Class A*	(652,456)	(9,035,149)	(447,770)	(5,481,067)
Shares issued in reorganization (See Note 13)	1,154,451	17,893,987	—	—
Increase (decrease)	259,444	$5,483,364	(956,552)	$(11,720,207)

Class C Shares
Shares sold	6,626,070	$93,835,239	1,023,093	$12,467,625
Reinvestment of distributions	89,325	1,188,324	80,045	961,424
Shares reacquired	(1,156,378)	(16,238,713)	(1,323,484)	(16,061,981)
Shares issued in reorganization (See Note 13)	4,629,695	71,760,278	—	—
Increase (decrease)	10,188,712	$150,545,128	(220,346)	$(2,632,932)

Notes to Financial Statements (continued)

		Year Ended		Year Ended
	November 30, 2013		November 30, 2012
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	4,925,079	$69,448,973	799,173	$9,734,827
Reinvestment of distributions	46,803	642,930	21,868	266,301
Shares reacquired	(1,549,935)	(22,035,211)	(368,922)	(4,489,802)
Shares issued in reorganization (See Note 13)	1,599,938	24,991,028	—	—
Increase	5,021,885	$73,047,720	452,119	$5,511,326

Class I Shares
Shares sold	482,888	$6,713,487	169,278	$2,129,225
Reinvestment of distributions	821	11,823	47,277	543,683
Shares reacquired	(69,203)	(1,020,073)	(8,664,123)	(102,242,419)
Shares issued in reorganization (See Note 13)	1,505,148	23,660,924	—	—
Increase (decrease)	1,919,654	$29,366,161	(8,447,568)	$(99,569,511)

Class P Shares
Shares sold	11,690	$167,117	17,479	$214,388
Reinvestment of distributions	2,546	33,659	3,935	47,633
Shares reacquired	(56,859)	(786,499)	(59,024)	(724,221)
Shares issued in reorganization (See Note 13)	64,410	1,009,958	—	—
Increase (decrease)	21,787	$424,235	(37,610)	$(462,200)

Class R2 Shares
Shares sold	24,958	$339,790	3,413	$41,890
Reinvestment of distributions	70	968	56	679
Shares reacquired	(3,880)	(55,182)	(3,601)	(43,946)
Shares issued in reorganization (See Note 13)	126,070	1,980,559	—	—
Increase (decrease)	147,218	$2,266,135	(132)	$(1,377)

Class R3 Shares
Shares sold	168,776	$2,404,380	95,790	$1,164,667
Reinvestment of distributions	7,535	100,062	7,458	90,210
Shares reacquired	(86,563)	(1,207,559)	(62,854)	(764,245)
Shares issued in reorganization (See Note 13)	985,948	15,361,065	—	—
Increase	1,075,696	$16,657,948	40,394	$490,632

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

13.	REORGANIZATION

As of the close of business on November 22, 2013, the Fund acquired the net assets of Classic Stock Fund pursuant to a plan of reorganization approved by Classic Stock Fund’s shareholders on November 8, 2013. The reorganization permitted Classic Stock Fund shareholders to pursue a substantially similar investment goal, but as part of a larger fund with a lower expense ratio. The

Notes to Financial Statements (concluded)

acquisition was accomplished by a tax-free exchange whereas holders of 23,633,500 shares of Classic Stock Fund outstanding on November 22, 2013 received 41,651,994 shares (valued at $650,352,193) of the Fund. Classic Stock Fund’s net assets at the date of the acquisition, including $115,759,472 of unrealized appreciation, $118,694 of distributions in excess of net investment income, and $1,160,711 of accumulated net realized losses, were combined with those of the Fund. The cost basis of securities received from Classic Stock Fund was carried forward.

The total net assets of the Fund immediately before the transfer were $1,436,419,664. Total net assets of Classic Stock Fund immediately before the transfer were $650,352,193. Total net assets of the Fund immediately after the transfer were $2,086,771,857.

The following table illustrates share conversion ratios of the reorganization on November 22, 2013:

Conversion
Class	Ratio
A	1.777153
B	1.684206
C	1.684265
F	1.767125
I	1.767131
P	1.790855
R2	1.756423
R3	1.758074

Had the acquisition been completed on December 1, 2012, the beginning of the Fund’s current reporting period, the Fund’s condensed pro forma results of operations for the fiscal year ended November 30, 2013 would be as follows:

Net investment income	$28,148,727
Net realized and unrealized gain	530,422,952
Net increase in net assets resulting from operations	558,571,679

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed. Revenue and earnings of Classic Stock Fund’s portfolio holdings have been included in the Fund’s Statement of Operations since the date of acquisition.

14.	RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011–11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011–11”). This disclosure requirement is intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011–11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. In addition, in January 2013, FASB issued Accounting Standards Update No. 2013–01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013–01”), specifying exactly which transactions are subject to disclosures about offsetting. ASU 2011–11 and ASU 2013–01 are effective for public entities for interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact the adoption of ASU 2011–11 and ASU 2013–01 will have on the Fund’s financial statement disclosures.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Lord Abbett Research Fund, Inc. and the Shareholders of Lord Abbett Calibrated Dividend Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Lord Abbett Calibrated Dividend Growth Fund, one of the three funds constituting the Lord Abbett Research Fund, Inc. (the “Company”) as of November 30, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Calibrated Dividend Growth Fund of the Lord Abbett Research Fund, Inc. as of November 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
January 29, 2014

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Company in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Company’s organizational documents.

Lord Abbett, a Delaware limited liability company, is the Company’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Fund.

Interested Director

Ms. Foster is affiliated with Lord Abbett and is an “interested person” of the Company as defined in the Act. Ms. Foster is a director/trustee and officer of each of the 12 Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years
Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director and President since 2006; Chief Executive Officer since 2012	Principal Occupation: Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.
Other Directorships: None.

Independent Directors

The following Independent Directors also are directors/trustees of each of the 12 Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years
E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director since 1996; Chairman since 2013	Principal Occupation: Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 – 2000).

Other Directorships: Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as a director of R.H. Donnelley Inc. (2009 – 2010).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998	Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 – 2009).

Other Directorships: Previously served as a director of Interstate Bakeries Corp. (1991 – 2008).

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years
Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Director since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004 – 2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004	Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of WellPoint, Inc., a health benefits company (since 1994). Previously served as a director of Lend Lease Corporation Limited, an international retail and residential property group (2006 – 2012).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2001	Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009), and as director of Molson Coors Brewing Company (since 2002).

James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2012	Principal Occupation: Independent management advisor and consultant (since 2012); Vice President, CRA International, Inc. (doing business as Charles River Associates), a global management consulting firm (2009 – 2012); Founder and Chairman of Marakon Associates, Inc., a strategy consulting firm (1978 – 2009); and Officer and Director of Trinsum Group, a holding company (2007 – 2009).

Other Directorships: Currently serves as director of Blyth, Inc., a home products company (since 2004).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006	Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990); CEO of Tullis Health Investors Inc. (since 2012).

Other Directorships: Currently serves as director of Crane Co. (since 1998). Previously served as a director of Synageva BioPharma Corp., a biopharmaceutical company (2009 – 2011).

Officers

None of the officers listed below have received compensation from the Company. All of the officers of the Company also may be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett.

Basic Information About Management (continued)

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years
Daria L. Foster (1954)	President and Chief Executive Officer	Elected as President in 2006 and Chief Executive Officer in 2012	Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2007	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

Thomas B. Maher (1967)	Executive Vice President	Elected in 2013	Partner and Portfolio Manager, joined Lord Abbett in 2003.

Justin C. Maurer (1969)	Executive Vice President	Elected in 2013	Partner and Portfolio Manager, joined Lord Abbett in 2001.

Walter H. Prahl (1958)	Executive Vice President	Elected in 2012	Partner and Director, joined Lord Abbett in 1997.

Frederick J. Ruvkun (1957)	Executive Vice President	Elected in 2012	Partner and Director, joined Lord Abbett in 2006.

Paul J. Volovich (1973)	Executive Vice President	Elected in 2004	Partner and Director, joined Lord Abbett in 1997.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Financial and Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Partner and Deputy General Counsel, joined Lord Abbett in 2004.

Lawrence H. Kaplan (1957)	Chief Compliance Officer, Vice President and Secretary	Elected as Vice President and Secretary in 1997 and Chief Compliance Officer in 2013	Partner, General Counsel, and Chief Compliance Officer, joined Lord Abbett in 1997.

David J. Linsen (1974)	Vice President	Elected in 2008	Partner and Director, joined Lord Abbett in 2001.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years
Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Partner and Deputy General Counsel, joined Lord Abbett in 2006.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007.

Scott S. Wallner (1955)	AML Compliance Officer	Elected in 2011	Assistant General Counsel, joined Lord Abbett in 2004.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information, which contains further information about the Company’s Directors. It is available free upon request.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Tax Information

84% of the ordinary income distributions paid by the Fund during the fiscal year ended November 30, 2013 is qualified dividend income. For corporate shareholders, only 81% of the Fund’s ordinary income distributions qualified for the dividends received deduction.

For foreign shareholders, 22% of the distributions paid by the Fund represents interest related dividends.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Research Fund, Inc.
Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Calibrated Dividend Growth Fund	CDG-2-1113 (01/14)

2013
L O R D  A B B E T T
A N N U A L
R E P O RT

Lord Abbett
Growth Opportunities Fund

For the fiscal year ended November 30, 2013

1	A Letter to Shareholders

4	Investment Comparison

5	Information About Your Fund’s Expenses and Holdings Presented by Sector

7	Schedule of Investments

12	Statement of Assets and Liabilities

14	Statement of Operations

15	Statements of Changes in Net Assets

16	Financial Highlights

24	Notes to Financial Statements

33	Report of Independent Registered Public Accounting Firm

34	Supplemental Information to Shareholders

Lord Abbett Research Fund

Lord Abbett Growth Opportunities Fund
Annual Report

For the fiscal year ended November 30, 2013

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of Lord Abbett Growth Opportunities Fund for the fiscal year ended November 30, 2013. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries that provide updates on the Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

For the fiscal year ended November 30, 2013, the Fund returned 34.16%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Russell Midcap® Growth Index,1 which returned 33.91% over the same period.

Equity markets made considerable gains in the trailing 12-month period. Following the conclusion of the U.S. presidential election in November and the last-minute resolution of the “fiscal cliff” in December, equity markets shook off challenges and marched significantly

1

higher. By November, broad market equity indexes had achieved new highs.

We have been encouraged by the strength and nature of the stock market rally during the period, and are pleased with the Fund’s ability to outperform in this environment. Security selection within the financials sector was a notable contributor to relative Fund performance. IntercontinentalExchange Group, Inc., a network of regulated exchanges and clearing houses for financial and commodity markets, contributed to relative Fund performance within the sector. Shares of the company have moved higher throughout the year. Investors have benefited from increasing trading volume and the company’s recent purchase of the New York Stock Exchange. Asset manager Affiliated Managers Group, Inc. was also among the strongest contributors to relative Fund performance within the sector, as net asset flows continued to support strong revenue growth.

Within the health care sector, the Fund’s overweight and security selection also contributed to relative Fund performance. Actavis plc, a specialty pharmaceutical company that manufactures brand and biosimilar drugs, contributed to relative Fund performance within the sector. Shares rose after the company announced the purchase of specialty drug maker Warner Chilcott. Perrigo Co., a global health care supplier of drugs and infant formulas, also contributed to relative Fund performance. Sales rose more than 21% from the year-ago quarter in October 2013, sending Perrigo’s shares to all-time highs in the last month of the period.

Security selection within the energy sector detracted from relative Fund performance. Laredo Petroleum Holdings, Inc. and Cabot Oil and Gas Corp., developers of oil and natural gas, were among the largest detractors within the sector. Shares of Laredo Petroleum Holdings, Inc. declined after management reported production volumes lower than initially anticipated. Shares of Cabot Oil and Gas Corp. fell after a disappointing quarterly report; sales fell short of expectations.

Within the information technology sector, security selection was a detractor from relative Fund performance. Teradata Corp., a provider of data-warehousing solutions, was among the notable detractors from relative Fund performance within the sector. The company reported earnings and guidance below expectations, noting a softer than anticipated international business environment. Rackspace Hosting, Inc., a provider of cloud computing services, also saw its shares decline during the period. Although the company’s third quarter report indicated revenues had growth from the previous year, earnings fell short of estimates due to higher than anticipated expenses.

The Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

2

1 The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information
Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund’s prospectus.

During certain periods shown, expense waivers and reimbursements were in place. Without such expense waivers and reimbursements, the Fund’s returns would have been lower.

The annual commentary above discusses the views of the Fund’s management and various portfolio holdings of the Fund as of November 30, 2013. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Fund’s portfolio is actively managed and may change significantly, the Fund may no longer own the securities described above or may have otherwise changed its positions in the securities. For more recent information about the Fund’s portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

3

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in both the Russell Midcap® Growth Index and the Russell Midcap® Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended November 30, 2013

	1 Year	5 Years	10 Years	Life of Class
Class A3	26.44%	18.41%	8.03%	—
Class B4	28.40%	18.86%	8.12%	—
Class C5	32.34%	19.07%	7.99%	—
Class F6	34.54%	20.13%	—	7.34%
Class I7	34.67%	20.24%	9.07%	—
Class P7	34.04%	19.71%	8.58%	—
Class R2[8]	33.87%	19.52%	—	6.82%
Class R3[9]	34.01%	19.67%	—	6.94%

1 Reflects the deduction of the maximum initial sales charge of 5.75%.

2 Performance for each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

3 Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2013, is calculated using the SEC-required uniform method to compute such return.

4 Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5 The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6 Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7 Performance is at net asset value.

8 Class R2 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

9 Class R3 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

4

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2013 through November 30, 2013).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 6/1/13 – 11/30/13” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			6/1/13 -
	6/1/13	11/30/13	11/30/13
Class A
Actual	$1,000.00	$1,139.20	$7.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.02	$7.13
Class B
Actual	$1,000.00	$1,136.40	$10.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.79	$10.35
Class C
Actual	$1,000.00	$1,135.90	$10.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.84	$10.30
Class F
Actual	$1,000.00	$1,140.90	$6.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.27	$5.87
Class I
Actual	$1,000.00	$1,141.40	$5.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.77	$5.37
Class P
Actual	$1,000.00	$1,139.00	$8.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.51	$7.64
Class R2
Actual	$1,000.00	$1,138.30	$8.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.76	$8.39
Class R3
Actual	$1,000.00	$1,138.60	$8.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.28	$7.84

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.41% for Class A, 2.05% for Class B, 2.04% for Class C, 1.16% for Class F, 1.06% for Class I, 1.51% for Class P, 1.66% for Class R2 and 1.55% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2013

Sector*	%**
Consumer Discretionary	29.33%
Consumer Staples	4.07%
Energy	3.57%
Financials	9.35%
Health Care	16.59%

Sector*	%**
Industrials	18.42%
Information Technology	15.81%
Materials	1.27%
Telecommunication Services	1.26%
Repurchase Agreement	0.33%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

6

Schedule of Investments

November 30, 2013

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 99.90%

Aerospace & Defense 1.55%
B/E Aerospace, Inc.*	118,097	$10,274

Airlines 1.28%
United Continental Holdings, Inc.*	215,922	8,475

Auto Components 1.51%
BorgWarner, Inc.	93,370	10,006

Automobiles 1.42%
Harley-Davidson, Inc.	140,880	9,442

Biotechnology 2.97%
Alkermes plc (Ireland)*(a)	102,837	4,153
BioMarin Pharmaceutical, Inc.*	65,613	4,618
Incyte Corp.*	76,203	3,551
Isis Pharmaceuticals, Inc.*	29,349	1,138
Medivation, Inc.*	46,110	2,905
Pharmacyclics, Inc.*	26,920	3,352
Total		19,717

Building Products 2.55%
A.O. Smith Corp.	65,869	3,567
Fortune Brands Home & Security, Inc.	155,171	6,765
Lennox International, Inc.	80,451	6,629
Total		16,961

Capital Markets 3.08%
Affiliated Managers Group, Inc.*	60,721	12,159
Artisan Partners Asset Management, Inc.	49,887	3,079
Invesco Ltd.	150,300	5,238
Total		20,476

Chemicals 0.67%
Celanese Corp. Series A	79,666	4,472

Commercial Banks 1.00%
First Republic Bank	129,577	6,621

		Fair
		Value
Investments	Shares	(000)
Communications Equipment 0.60%
Ruckus Wireless, Inc.*	305,481	$3,984

Computers & Peripherals 0.50%
NCR Corp.*	95,186	3,327

Construction & Engineering 0.73%
KBR, Inc.	143,084	4,841

Containers & Packaging 0.60%
Ball Corp.	79,305	3,964

Distributors 1.64%
LKQ Corp.*	329,758	10,932

Diversified Financial Services 4.08%
CBOE Holdings, Inc.	118,723	6,207
IntercontinentalExchange Group, Inc.*	66,514	14,187
Moody’s Corp.	89,865	6,706
Total		27,100

Electrical Equipment 3.25%
AMETEK, Inc.	193,375	9,518
Hubbell, Inc. Class B	46,421	5,009
Rockwell Automation, Inc.	61,982	7,040
Total		21,567

Electronic Equipment, Instruments & Components 0.99%
IPG Photonics Corp.	36,649	2,658
Trimble Navigation Ltd.*	122,978	3,923
Total		6,581

Energy Equipment & Services 0.77%
Oceaneering International, Inc.	65,889	5,086

Food & Staples Retailing 1.77%
Kroger Co. (The)	186,537	7,788
United Natural Foods, Inc.*	57,530	3,961
Total		11,749

See Notes to Financial Statements.	7

Schedule of Investments (continued)

November 30, 2013

		Fair
		Value
Investments	Shares	(000)
Food Products 2.31%
Flowers Foods, Inc.	182,031	$3,956
Hain Celestial Group, Inc. (The)*	73,992	6,118
WhiteWave Foods Co. Class A*	248,394	5,283
Total		15,357

Health Care Equipment & Supplies 1.29%
C.R. Bard, Inc.	61,919	8,599

Health Care Providers & Services 4.10%
Cardinal Health, Inc.	59,341	3,834
DaVita HealthCare Partners, Inc.*	46,673	2,779
Envision Healthcare Holdings, Inc.*	120,561	3,571
Henry Schein, Inc.*	53,222	6,067
Team Health Holdings, Inc.*	59,065	2,760
Universal Health Services, Inc. Class B	100,017	8,245
Total		27,256

Health Care Technology 1.34%
Cerner Corp.*	154,862	8,900

Hotels, Restaurants & Leisure 5.74%
Chipotle Mexican Grill, Inc.*	17,767	9,307
Dunkin’ Brands Group, Inc.	195,244	9,563
Starwood Hotels & Resorts Worldwide, Inc.	94,391	7,030
Wyndham Worldwide Corp.	77,802	5,579
Wynn Resorts Ltd.	40,282	6,682
Total		38,161

Household Durables 1.26%
Mohawk Industries, Inc.*	59,715	8,361

Information Technology Services 3.86%
Alliance Data Systems Corp.*	44,256	10,721
FleetCor Technologies, Inc.*	60,556	7,375
Vantiv, Inc. Class A*	249,459	7,559
Total		25,655

		Fair
		Value
Investments	Shares	(000)
Insurance 1.22%
Hartford Financial Services Group, Inc. (The)	46,879	$1,670
Lincoln National Corp.	125,247	6,429
Total		8,099

Internet & Catalog Retail 2.27%
Groupon, Inc.*	324,658	2,938
Netflix, Inc.*	16,863	6,169
TripAdvisor, Inc.*	64,655	5,710
zulily, Inc. Class A*	8,395	294
Total		15,111

Internet Software & Services 2.94%
Akamai Technologies, Inc.*	93,670	4,189
Pandora Media, Inc.*	239,144	6,792
Twitter, Inc.*	81,187	3,375
VeriSign, Inc.*	91,049	5,177
Total		19,533

Leisure Equipment & Products 2.36%
Hasbro, Inc.	133,765	7,199
Polaris Industries, Inc.	63,819	8,518
Total		15,717

Life Sciences Tools & Services 2.45%
Agilent Technologies, Inc.	108,446	5,809
Illumina, Inc.*	73,641	7,217
Waters Corp.*	32,739	3,259
Total		16,285

Machinery 5.67%
Flowserve Corp.	130,450	9,312
IDEX Corp.	138,315	9,866
Ingersoll-Rand plc (Ireland)(a)	87,038	6,216
SPX Corp.	58,665	5,552
WABCO Holdings, Inc.*	75,687	6,706
Total		37,652

Media 1.10%
Scripps Networks Interactive, Inc. Class A	97,881	7,301

8	See Notes to Financial Statements.

Schedule of Investments (continued)

November 30, 2013

		Fair
		Value
Investments	Shares	(000)
Multi-Line Retail 1.27%
Dollar General Corp.*	147,896	$8,421

Oil, Gas & Consumable Fuels 2.81%
Concho Resources, Inc.*	47,659	4,953
Diamondback Energy, Inc.*	26,380	1,312
EQT Corp.	59,423	5,058
Laredo Petroleum Holdings, Inc.*	99,973	2,698
Range Resources Corp.	60,309	4,683
Total		18,704

Pharmaceuticals 4.47%
Actavis plc*	68,627	11,191
Mylan, Inc.*	156,992	6,928
Perrigo Co.	74,393	11,597
Total		29,716

Professional Services 1.67%
Towers Watson & Co. Class A	49,474	5,571
Verisk Analytics, Inc. Class A*	85,259	5,551
Total		11,122

Road & Rail 0.96%
Kansas City Southern	52,480	6,351

Semiconductors & Semiconductor Equipment 2.60%
Avago Technologies Ltd. (Singapore)(a)	166,350	7,441
Micron Technology, Inc.*	230,157	4,856
NXP Semiconductors NV (Netherlands)*(a)	117,182	4,980
Total		17,277

		Fair
		Value
Investments	Shares	(000)
Software 5.38%
Autodesk, Inc.*	58,752	$2,658
Concur Technologies, Inc.*	39,551	3,840
Electronic Arts, Inc.*	182,921	4,057
Qlik Technologies, Inc.*	68,923	1,729
Red Hat, Inc.*	113,119	5,300
ServiceNow, Inc.*	155,380	8,252
Splunk, Inc.*	58,826	4,245
TIBCO Software, Inc.*	233,177	5,636
Total		35,717

Specialty Retail 6.23%
Dick’s Sporting Goods, Inc.	112,141	6,338
GNC Holdings, Inc. Class A	167,055	10,053
Ross Stores, Inc.	121,511	9,291
Tiffany & Co.	67,331	6,002
Tractor Supply Co.	132,504	9,701
Total		41,385

Textiles, Apparel & Luxury Goods 3.57%
Michael Kors Holdings Ltd. (Hong Kong)*(a)	87,188	7,110
Ralph Lauren Corp.	38,446	6,737
VF Corp.	42,101	9,876
Total		23,723

Trading Companies & Distributors 0.81%
WESCO International, Inc.*	62,729	5,393

Wireless Telecommunication Services 1.26%
SBA Communications Corp. Class A*	98,474	8,387
Total Common Stocks (cost $514,319,338)		$663,758

See Notes to Financial Statements.	9

Schedule of Investments (concluded)

November 30, 2013

	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 0.33%

Repurchase Agreement
Repurchase Agreement dated 11/29/2013, Zero Coupon due 12/2/2013 with Fixed Income Clearing Corp. collateralized by $2,110,000 of Federal Home Loan Bank at 5.25% due 6/18/2014; value: $2,218,138; proceeds: $2,172,190 (cost $2,172,190)	$2,172	$2,172
Total Investments in Securities 100.23% (cost $516,491,528)		665,930
Liabilities in Excess of Cash and Other Assets (0.23)%		(1,504)
Net Assets 100.00%		$664,426

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of November 30, 2013 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$663,758	$—	$—	$663,758
Repurchase Agreement	—	2,172	—	2,172
Total	$663,758	$2,172	$—	$665,930

(1)	Refer to note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the fiscal year ended November 30, 2013.

10	See Notes to Financial Statements.

This page is intentionally left blank.

Statement of Assets and Liabilities

November 30, 2013

ASSETS:
Investments in securities, at fair value (cost $516,491,528)	$65,929,941
Cash	755,256
Receivables:
Investment securities sold	5,072,431
Dividends	489,292
Capital shares sold	303,913
Prepaid expenses and other assets	50,748
Total assets	672,601,581
LIABILITIES:
Payables:
Investment securities purchased	6,590,355
Capital shares reacquired	618,848
Management fee	407,286
12b-1 distribution fees	213,623
Directors’ fees	93,107
Fund administration	21,722
To affiliate (See Note 3)	8,085
Distributions payable	637
Accrued expenses	221,820
Total liabilities	8,175,483
NET ASSETS	$664,426,098
COMPOSITION OF NET ASSETS:
Paid-in capital	$406,018,862
Accumulated net investment loss	(93,107)
Accumulated net realized gain on investments	109,061,930
Net unrealized appreciation on investments	149,438,413
Net Assets	$664,426,098

12	See Notes to Financial Statements.

Statement of Assets and Liabilities (concluded)

November 30, 2013

Net assets by class:
Class A Shares	$428,573,343
Class B Shares	$16,020,090
Class C Shares	$62,814,648
Class F Shares	$17,738,831
Class I Shares	$99,818,875
Class P Shares	$4,723,324
Class R2 Shares	$1,435,979
Class R3 Shares	$33,301,008
Outstanding shares by class:
Class A Shares (100 million shares of common stock authorized, $.001 par value)	16,672,945
Class B Shares (30 million shares of common stock authorized, $.001 par value)	712,108
Class C Shares (20 million shares of common stock authorized, $.001 par value)	2,792,845
Class F Shares (30 million shares of common stock authorized, $.001 par value)	678,264
Class I Shares (30 million shares of common stock authorized, $.001 par value)	3,637,004
Class P Shares (20 million shares of common stock authorized, $.001 par value)	185,273
Class R2 Shares (30 million shares of common stock authorized, $.001 par value)	56,822
Class R3 Shares (30 million shares of common stock authorized, $.001 par value)	1,307,370
Net asset value, offering and redemption price per share
(Net assets divided by outstanding shares):
Class A Shares-Net asset value	$25.70
Class A Shares-Maximum offering price
(Net asset value plus sales charge of 5.75%)	$27.27
Class B Shares-Net asset value	$22.50
Class C Shares-Net asset value	$22.49
Class F Shares-Net asset value	$26.15
Class I Shares-Net asset value	$27.45
Class P Shares-Net asset value	$25.49
Class R2 Shares-Net asset value	$25.27
Class R3 Shares-Net asset value	$25.47

See Notes to Financial Statements.	13

Statement of Operations

For the Year Ended November 30, 2013

Investment income:
Dividends	$5,391,748
Total investment income	5,391,748
Expenses:
Management fee	4,521,224
12b-1 distribution plan-Class A	1,368,215
12b-1 distribution plan-Class B	172,575
12b-1 distribution plan-Class C	561,492
12b-1 distribution plan-Class F	15,877
12b-1 distribution plan-Class P	20,786
12b-1 distribution plan-Class R2	8,524
12b-1 distribution plan-Class R3	165,971
Shareholder servicing	1,226,240
Fund administration	241,132
Reports to shareholders	96,051
Registration	87,906
Subsidy (See Note 3)	73,385
Professional	51,381
Custody	27,421
Directors’ fees	20,723
Other	21,999
Gross expenses	8,680,902
Expense reductions (See Note 7)	(689)
Net expenses	8,680,213
Net investment loss	(3,288,465)
Net realized and unrealized gain:
Net realized gain on investments	118,626,384
Net change in unrealized appreciation/depreciation on investments	60,797,930
Net realized and unrealized gain	179,424,314
Net Increase in Net Assets Resulting From Operations	$176,135,849

14	See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Year Ended	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	November 30, 2013	November 30, 2012
Operations:
Net investment loss	$(3,288,465)	$(3,151,720)
Net realized gain on investments	118,626,384	4,522,726
Net change in unrealized appreciation/depreciation on investments	60,797,930	36,142,849
Net increase in net assets resulting from operations	176,135,849	37,513,855
Distributions to shareholders from:
Net realized gain
Class A	(71,093)	(57,249,604)
Class B	(4,257)	(4,741,520)
Class C	(11,827)	(9,503,812)
Class F	(2,702)	(2,098,553)
Class I	(14,292)	(8,753,376)
Class P	(1,010)	(1,190,196)
Class R2	(305)	(246,617)
Class R3	(6,481)	(4,051,050)
Total distributions to shareholders	(111,967)	(87,834,728)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	80,204,766	152,188,571
Reinvestment of distributions	106,849	80,781,206
Cost of shares reacquired	(143,148,401)	(220,478,222)
Net increase (decrease) in net assets resulting from capital share transactions	(62,836,786)	12,491,555
Net increase (decrease) in net assets	113,187,096	(37,829,318)
NET ASSETS:
Beginning of year	$551,239,002	$589,068,320
End of year	$664,426,098	$551,239,002
Accumulated net investment loss	$(93,107)	$(3,298,671)

See Notes to Financial Statements.	15

Financial Highlights

	Class A Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$19.16	$21.30	$21.44	$17.13	$12.93
Investment operations:
Net investment loss(a)	(.12)	(.09)	(.14)	(.12)	(.08)
Net realized and unrealized gain	6.66	1.12	—	4.43	4.84
Total from investment operations	6.54	1.03	(.14)	4.31	4.76
Distributions to shareholders from:
Net realized gain	— (b)	(3.17)	—	—	(.56)
Net asset value, end of year	$25.70	$19.16	$21.30	$21.44	$17.13
Total Return(c)	34.16%	6.96%	(.65)%	25.16%	38.43%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.40%	1.42%	1.45%	1.47%	1.55%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.40%	1.42%	1.45%	1.47%	1.55%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.40%	1.44%	1.46%	1.50%	1.61%
Net investment loss	(.51)%	(.48)%	(.64)%	(.61)%	(.57)%

Supplemental Data:
Net assets, end of year (000)	$428,573	$351,427	$389,211	$454,561	$414,930
Portfolio turnover rate	118.03%	145.62%	121.66%	103.81%	80.21%
(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

16	See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$16.88	$19.27	$19.52	$15.70	$11.97
Investment operations:
Net investment loss(a)	(.22)	(.19)	(.26)	(.22)	(.16)
Net realized and unrealized gain	5.84	.97	.01	4.04	4.45
Total from investment operations	5.62	.78	(.25)	3.82	4.29
Distributions to shareholders from:
Net realized gain	— (b)	(3.17)	—	—	(.56)
Net asset value, end of year	$22.50	$16.88	$19.27	$19.52	$15.70
Total Return(c)	33.40%	6.22%	(1.28)%	24.33%	37.55%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	2.05%	2.07%	2.09%	2.12%	2.20%
Expenses, including expense reductions, management fee waived and expenses reimbursed	2.05%	2.07%	2.09%	2.12%	2.20%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	2.05%	2.09%	2.11%	2.15%	2.27%
Net investment loss	(1.12)%	(1.14)%	(1.27)%	(1.28)%	(1.22)%

Supplemental Data:
Net assets, end of year (000)	$16,020	$18,614	$29,129	$43,822	$51,703
Portfolio turnover rate	118.03%	145.62%	121.66%	103.81%	80.21%
(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.	17

Financial Highlights (continued)

	Class C Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$16.87	$19.26	$19.51	$15.69	$11.96
Investment operations:
Net investment loss(a)	(.23)	(.19)	(.26)	(.22)	(.16)
Net realized and unrealized gain	5.85	.97	.01	4.04	4.45
Total from investment operations	5.62	.78	(.25)	3.82	4.29
Distributions to shareholders from:
Net realized gain	— (b)	(3.17)	—	—	(.56)
Net asset value, end of year	$22.49	$16.87	$19.26	$19.51	$15.69
Total Return(c)	33.34%	6.28%	(1.28)%	24.35%	37.58%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	2.04%	2.06%	2.06%	2.12%	2.20%
Expenses, including expense reductions, management fee waived and expenses reimbursed	2.04%	2.06%	2.06%	2.12%	2.20%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	2.04%	2.08%	2.08%	2.15%	2.26%
Net investment loss	(1.15)%	(1.12)%	(1.25)%	(1.27)%	(1.22)%

Supplemental Data:
Net assets, end of year (000)	$62,815	$51,427	$58,336	$64,376	$63,732
Portfolio turnover rate	118.03%	145.62%	121.66%	103.81%	80.21%
(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $0.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

18	See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$19.44	$21.52	$21.61	$17.22	$12.96
Investment operations:
Net investment loss(a)	(.06)	(.04)	(.09)	(.06)	(.05)
Net realized and unrealized gain	6.77	1.13	—	4.45	4.87
Total from investment operations	6.71	1.09	(.09)	4.39	4.82
Distributions to shareholders from:
Net realized gain	— (b)	(3.17)	—	—	(.56)
Net asset value, end of year	$26.15	$19.44	$21.52	$21.61	$17.22
Total Return(c)	34.54%	7.20%	(.42)%	25.49%	38.82%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.15%	1.17%	1.20%	1.21%	1.30%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.15%	1.17%	1.20%	1.21%	1.30%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.15%	1.19%	1.22%	1.24%	1.34%
Net investment loss	(.27)%	(.23)%	(.41)%	(.32)%	(.35)%

Supplemental Data:
Net assets, end of year (000)	$17,739	$13,652	$14,594	$11,051	$2,362
Portfolio turnover rate	118.03%	145.62%	121.66%	103.81%	80.21%
(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	19

Financial Highlights (continued)

	Class I Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$20.38	$22.38	$22.45	$17.87	$13.42
Investment operations:
Net investment loss(a)	(.04)	(.04)	(.07)	(.05)	(.03)
Net realized and unrealized gain	7.11	1.21	—	4.63	5.04
Total from investment operations	7.07	1.17	(.07)	4.58	5.01
Distributions to shareholders from:
Net realized gain	— (b)	(3.17)	—	—	(.56)
Net asset value, end of year	$27.45	$20.38	$22.38	$22.45	$17.87
Total Return(c)	34.67%	7.29%	(.31)%	25.63%	38.91%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.06%	1.07%	1.10%	1.11%	1.20%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.06%	1.07%	1.10%	1.11%	1.20%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.06%	1.09%	1.12%	1.15%	1.25%
Net investment loss	(.16)%	(.18)%	(.30)%	(.25)%	(.22)%

Supplemental Data:
Net assets, end of year (000)	$99,819	$78,051	$61,928	$54,970	$42,775
Portfolio turnover rate	118.03%	145.62%	121.66%	103.81%	80.21%
(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.

20	See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$19.02	$21.19	$21.35	$17.07	$12.90
Investment operations:
Net investment loss(a)	(.13)	(.11)	(.17)	(.14)	(.09)
Net realized and unrealized gain	6.60	1.11	.01	4.42	4.82
Total from investment operations	6.47	1.00	(.16)	4.28	4.73
Distributions to shareholders from:
Net realized gain	— (b)	(3.17)	—	—	(.56)
Net asset value, end of year	$25.49	$19.02	$21.19	$21.35	$17.07
Total Return(c)	34.04%	6.83%	(.75)%	25.07%	38.28%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.51%	1.53%	1.55%	1.57%	1.65%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.51%	1.53%	1.55%	1.57%	1.65%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.51%	1.54%	1.57%	1.60%	1.72%
Net investment loss	(.57)%	(.60)%	(.74)%	(.73)%	(.66)%

Supplemental Data:
Net assets, end of year (000)	$4,723	$5,017	$8,074	$8,477	$9,185
Portfolio turnover rate	118.03%	145.62%	121.66%	103.81%	80.21%
(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	21

Financial Highlights (continued)

	Class R2 Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$18.88	$21.09	$21.28	$17.04	$12.90
Investment operations:
Net investment loss(a)	(.16)	(.14)	(.21)	(.16)	(.13)
Net realized and unrealized gain	6.55	1.10	.02	4.40	4.83
Total from investment operations	6.39	.96	(.19)	4.24	4.70
Distributions to shareholders from:
Net realized gain	— (b)	(3.17)	—	—	(.56)
Net asset value, end of year	$25.27	$18.88	$21.09	$21.28	$17.04
Total Return(c)	33.87%	6.70%	(.94)%	24.88%	38.04%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.66%	1.67%	1.70%	1.71%	1.80%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.66%	1.67%	1.70%	1.71%	1.80%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.66%	1.69%	1.72%	1.75%	1.83%
Net investment loss	(.73)%	(.74)%	(.92)%	(.86)%	(.84)%

Supplemental Data:
Net assets, end of year (000)	$1,436	$1,515	$1,505	$1,330	$1,118
Portfolio turnover rate	118.03%	145.62%	121.66%	103.81%	80.21%
(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.

22	See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$19.01	$21.19	$21.36	$17.09	$12.91
Investment operations:
Net investment loss(a)	(.15)	(.12)	(.18)	(.13)	(.12)
Net realized and unrealized gain	6.61	1.11	.01	4.40	4.86
Total from investment operations	6.46	.99	(.17)	4.27	4.74
Distributions to shareholders from:
Net realized gain	— (b)	(3.17)	—	—	(.56)
Net asset value, end of year	$25.47	$19.01	$21.19	$21.36	$17.09
Total Return(c)	34.01%	6.78%	(.80)%	24.99%	38.33%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.55%	1.57%	1.59%	1.60%	1.70%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.55%	1.57%	1.59%	1.60%	1.70%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.55%	1.58%	1.61%	1.64%	1.72%
Net investment loss	(.65)%	(.63)%	(.81)%	(.70)%	(.76)%

Supplemental Data:
Net assets, end of year (000)	$33,301	$31,535	$26,291	$14,684	$2,182
Portfolio turnover rate	118.03%	145.62%	121.66%	103.81%	80.21%
(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	23

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company currently consists of three separate funds. This report covers one of the funds and its classes: Lord Abbett Growth Opportunities Fund (the “Fund”).

The Fund’s investment objective is capital appreciation. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The

24

Notes to Financial Statements (continued)

Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2010 through November 30, 2013. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

25

Notes to Financial Statements (continued)

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of November 30, 2013 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

26

Notes to Financial Statements (continued)

The Fund’s management fee is based on the Fund’s average daily net assets. Effective April 1, 2013, the management agreement was amended, resulting in the following annual rates:

	Effective April 1, 2013	Prior to April 1, 2013
First $1 billion	.75%	.75%
Next $1 billion	.65%	.70%
Next $1 billion	.60%	.65%
Over $3 billion	.58%	.60%

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

Effective April 1, 2013, and continuing through March 31, 2014, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, waive all or a portion of its administrative fee and reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 1.05%. This agreement may be terminated only upon the approval of the Board.

Prior to April 1, 2013, Lord Abbett had contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the net annual operating expenses for each class, excluding 12b-1 fees, did not exceed an annual rate of 1.10%. This agreement expired at the inception of the new agreement described in the preceding paragraph.

For the fiscal year ended November 30, 2013, the effective management fee, net of waivers, was at an annualized rate of .75% of the Fund’s average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Diversified Equity Strategy Fund of Lord Abbett Investment Trust (a “Fund of Funds”), pursuant to which the Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of the applicable Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliate on the Fund’s Statement of Assets and Liabilities.

As of November 30, 2013, the percentage of the Fund’s outstanding shares owned by Lord Abbett Diversified Equity Strategy Fund was 5.52%.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been approved by the Board pursuant to the plan:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	—	.25%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.20%	.35%	.25%

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

27

Notes to Financial Statements (continued)

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the fiscal year ended November 30, 2013:

Distributor	Dealers’
Commissions	Concessions
$67,936	$368,462

Distributor received CDSCs of $3,638 and $3,999 for Class A and Class C shares, respectively, for the fiscal year ended November 30, 2013.

A Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Subsequent to the Fund’s fiscal year ended November 30, 2013, short-term capital gain and long-term capital gain distributions of approximately $22,157,000 and $88,053,000, respectively, were declared by the Fund on December 11, 2013. The distributions were paid on December 18, 2013 to shareholders of record on December 17, 2013.

The tax character of distributions paid during the fiscal years ended November 30, 2013 and 2012 was as follows:

	Year Ended 11/30/2013	Year Ended 11/30/2012
Distributions paid from:
Net long-term capital gains	$111,967	$87,834,728
Total distributions paid	$111,967	$87,834,728

As of November 30, 2013, the components of accumulated gains on a tax-basis were as follows:

Undistributed ordinary income - net	$22,154,723
Undistributed long-term capital gains	$88,052,219
Total undistributed earnings	$110,206,942
Temporary differences	(93,107)
Unrealized gains - net	148,293,401
Total accumulated gains - net	$258,407,236

28

Notes to Financial Statements (continued)

As of November 30, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$517,636,540
Gross unrealized gain	153,556,087
Gross unrealized loss	(5,262,686)
Net unrealized security gain	$148,293,401

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

Permanent items identified during the fiscal year ended November 30, 2013 have been reclassified among the components of net assets based on their tax basis treatment as follows:

Accumulated Net Investment Loss	Accumulated Net Realized Gain	Paid-in Capital
$6,494,029	$(7,641,820)	$1,147,791

The permanent differences are attributable to the tax treatment of certain distributions and net investment losses.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended November 30, 2013 were as follows:

Purchases	Sales
$ 709,844,796	$ 778,467,243

There were no purchases or sales of U.S. Government securities for the fiscal year ended November 30, 2013.

6.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

29

Notes to Financial Statements (continued)

8.	LINE OF CREDIT

During the fiscal year ended November 30, 2013, the Fund and certain other funds managed by Lord Abbett (the “participating funds”) participated in an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Board considers annual renewal of the Facility under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement.

Effective July 1, 2013, the Fund and participating funds renewed the Facility through June 30, 2014 under the same terms as described above.

During the fiscal year ended November 30, 2013, a participating fund also managed by Lord Abbett utilized the Facility and fully repaid its borrowings on June 13, 2013. As of November 30, 2013, there were no loans outstanding pursuant to this Facility.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.

These factors can affect the Fund’s performance.

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

		Year Ended		Year Ended
	November 30, 2013		November 30, 2012
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,555,043	$34,765,764	2,210,958	$42,057,029
Converted from Class B*	168,467	3,736,131	350,232	6,672,835
Reinvestment of distributions	3,537	69,274	3,162,088	52,964,981
Shares reacquired	(3,397,663)	(75,703,321)	(5,652,178)	(106,041,742)
Increase (decrease)	(1,670,616)	$(37,132,152)	71,100	$(4,346,897)

30

Notes to Financial Statements (continued)

	Year Ended November 30, 2013		Year Ended November 30, 2012
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	22,186	$417,053	65,014	$1,069,266
Reinvestment of distributions	236	4,077	302,024	4,485,056
Shares reacquired	(221,504)	(4,294,950)	(379,536)	(6,392,126)
Converted to Class A*	(191,827)	(3,736,131)	(396,198)	(6,672,835)
Decrease	(390,909)	$(7,609,951)	(408,696)	$(7,510,639)

Class C Shares
Shares sold	331,337	$6,536,352	413,471	$6,813,059
Reinvestment of distributions	588	10,140	545,825	8,100,035
Shares reacquired	(587,414)	(11,438,752)	(939,393)	(15,786,152)
Increase (decrease)	(255,489)	$(4,892,260)	19,903	$(873,058)

Class F Shares
Shares sold	225,949	$5,201,019	356,321	$6,914,155
Reinvestment of distributions	110	2,193	98,972	1,678,575
Shares reacquired	(249,945)	(5,769,142)	(431,241)	(8,308,596)
Increase (decrease)	(23,886)	$(565,930)	24,052	$284,134

Class I Shares
Shares sold	972,722	$23,215,411	4,047,981	$81,054,289
Reinvestment of distributions	641	13,357	460,054	8,175,152
Shares reacquired	(1,165,320)	(25,736,373)	(3,446,344)	(69,514,625)
Increase (decrease)	(191,957)	$(2,507,605)	1,061,691	$19,714,816

Class P Shares
Shares sold	36,963	$824,478	46,480	$884,459
Reinvestment of distributions	52	1,009	71,450	1,189,634
Shares reacquired	(115,543)	(2,473,382)	(235,159)	(4,461,801)
Decrease	(78,528)	$(1,647,895)	(117,229)	$(2,387,708)

Class R2 Shares
Shares sold	14,598	$320,619	51,623	$977,694
Reinvestment of distributions	10	201	8,265	136,785
Shares reacquired	(38,024)	(824,825)	(51,020)	(961,310)
Increase (decrease)	(23,416)	$(504,005)	8,868	$153,169

Class R3 Shares
Shares sold	403,941	$8,924,070	654,968	$12,418,620
Reinvestment of distributions	341	6,598	243,302	4,050,988
Shares reacquired	(755,565)	(16,907,656)	(480,362)	(9,011,870)
Increase (decrease)	(351,283)	$(7,976,988)	417,908	$7,457,738

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

31

Notes to Financial Statements (concluded)

12.	RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011–11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011–11”). This disclosure requirement is intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011–11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. In addition, in January 2013, FASB issued Accounting Standards Update No. 2013–01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013–01”), specifying exactly which transactions are subject to disclosures about offsetting. ASU 2011–11 and ASU 2013–01 are effective for public entities for interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact the adoption of ASU 2011–11 and ASU 2013–01 will have on the Fund’s financial statement disclosures.

32

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Lord Abbett Research Fund, Inc. and the Shareholders of Lord Abbett Growth Opportunities Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Lord Abbett Growth Opportunities Fund, one of the three funds constituting the Lord Abbett Research Fund, Inc. (the “Company”) as of November 30, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Growth Opportunities Fund of the Lord Abbett Research Fund, Inc. as of November 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
January 29, 2014

33

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Company in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Company’s organizational documents.

Lord Abbett, a Delaware limited liability company, is the Company’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Fund.

Interested Director

Ms. Foster is affiliated with Lord Abbett and is an “interested person” of the Company as defined in the Act. Ms. Foster is a director/trustee and officer of each of the 12 Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years
Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director and President since 2006; Chief Executive Officer since 2012	Principal Occupation: Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990. Other Directorships: None.

Independent Directors

The following Independent Directors also are directors/trustees of each of the 12 Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years
E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director since 1996; Chairman since 2013	Principal Occupation: Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 – 2000).

Other Directorships: Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as a director of R.H. Donnelley Inc. (2009 – 2010).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998	Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 – 2009).

Other Directorships: Previously served as a director of Interstate Bakeries Corp. (1991 – 2008).

34

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years
Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Director since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004 – 2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004	Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of WellPoint, Inc., a health benefits company (since 1994). Previously served as a director of Lend Lease Corporation Limited, an international retail and residential property group (2006 – 2012).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2001	Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009), and as director of Molson Coors Brewing Company (since 2002).

James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2012	Principal Occupation: Independent management advisor and consultant (since 2012); Vice President, CRA International, Inc. (doing business as Charles River Associates), a global management consulting firm (2009 – 2012); Founder and Chairman of Marakon Associates, Inc., a strategy consulting firm (1978 – 2009); and Officer and Director of Trinsum Group, a holding company (2007 – 2009).

Other Directorships: Currently serves as director of Blyth, Inc., a home products company (since 2004).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006	Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990); CEO of Tullis Health Investors Inc. (since 2012).

Other Directorships: Currently serves as director of Crane Co. (since 1998). Previously served as a director of Synageva BioPharma Corp., a biopharmaceutical company (2009 – 2011).

35

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Company. All of the officers of the Company also may be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett.

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years
Daria L. Foster (1954)	President and Chief Executive Officer	Elected as President in 2006 and Chief Executive Officer in 2012	Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2007	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

Thomas B. Maher (1967)	Executive Vice President	Elected in 2013	Partner and Portfolio Manager, joined Lord Abbett in 2003.

Justin C. Maurer (1969)	Executive Vice President	Elected in 2013	Partner and Portfolio Manager, joined Lord Abbett in 2001.

Walter H. Prahl (1958)	Executive Vice President	Elected in 2012	Partner and Director, joined Lord Abbett in 1997.

Frederick J. Ruvkun (1957)	Executive Vice President	Elected in 2012	Partner and Director, joined Lord Abbett in 2006.

Paul J. Volovich (1973)	Executive Vice President	Elected in 2004	Partner and Director, joined Lord Abbett in 1997.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Financial and Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Partner and Deputy General Counsel, joined Lord Abbett in 2004.

Lawrence H. Kaplan (1957)	Chief Compliance Officer, Vice President and Secretary	Elected as Vice President and Secretary in 1997 and Chief Compliance Officer in 2013	Partner, General Counsel, and Chief Compliance Officer, joined Lord Abbett in 1997.

36

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years
David J. Linsen (1974)	Vice President	Elected in 2008	Partner and Director, joined Lord Abbett in 2001.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Partner and Deputy General Counsel, joined Lord Abbett in 2006.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007.

Scott S. Wallner (1955)	AML Compliance Officer	Elected in 2011	Assistant General Counsel, joined Lord Abbett in 2004.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information, which contains further information about the Company’s Directors. It is available free upon request.

37

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Tax Information

Of the distributions paid to shareholders during the fiscal year ended November 30, 2013, $111,967 represents long-term capital gains.

38

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Research Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Growth Opportunities Fund	LAGOF-2-1113 (01/14)

2 0 1 3

L O R D  A B B E T T

A N N U A L

R E P O R T

Lord Abbett

Small Cap Value Fund

For the fiscal year ended November 30, 2013

1	A Letter to Shareholders

4	Investment Comparison

5	Information About Your Fund’s Expenses and Holdings Presented by Sector

7	Schedule of Investments

12	Statement of Assets and Liabilities

14	Statement of Operations

15	Statements of Changes in Net Assets

16	Financial Highlights

24	Notes to Financial Statements

33	Report of Independent Registered Public Accounting Firm

34	Supplemental Information to Shareholders

Lord Abbett Research Fund
Lord Abbett Small Cap Value Fund
Annual Report

For the fiscal year ended November 30, 2013

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of Lord Abbett Small Cap Value Fund for the fiscal year ended November 30, 2013. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries that provide updates on the Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

For the fiscal year ended November 30, 2013, the Fund returned 34.52%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Russell 2000® Value Index,1 which returned 37.60% over the same period.

In a period marred by a series of congressional showdowns culminating in a two-week governmental shutdown, an escalating Syrian civil war, fears of a slowing Asian economy, and an ongoing European debt crisis, domestic equity markets could have very easily experienced

1

lackluster returns. Instead, positive investor sentiment, driven by a continuation of global accommodative monetary policy and a rebounding U.S. housing market, led to a significant and broad market rally for the trailing 12-month period. Meanwhile, in an anemic economic recovery, investors favored small capitalization companies over large and within the small cap space, growth companies over value.

For the period, the largest determinant of the Fund’s relative underperformance was security selection within the consumer discretionary sector, most notably Orient-Express Hotels Ltd. Shares of the hotel and travel businesses operator slid in February following a soft earnings report due primarily to higher-than-expected renovation costs. Investors also became worried that a previous bid to acquire the company would be rejected by management. We decided to close out the position in March because we believed that management had no plans to accept the offer. Security selection within the industrials sector was also a major component of the Fund’s relative underperformance. Within the sector, Titan International, Inc., a manufacturer of agriculture, mining, construction, and other off-highway tires, was a significant detractor. A confluence of concerns regarding management execution, labor negotiations, and industry headwinds led to a muted outlook from management and, subsequently, weak stock performance. Due to fundamental concerns, the position was liquidated in July.

In addition, the security that detracted most from the Fund’s relative performance was materials holding Axiall Corp. The company struggled with rising ethylene costs, deterioration in caustic soda and chlorine prices, and weaker-than-expected PVC piping demand, leading to lower investor confidence and uninspired stock performance. Due to fundamental concerns with the integrated chemicals and building products company, the position was exited in November 2013.

On a positive note, security selection within the financials sector contributed to the Fund’s relative performance. Within the sector, PacWest Bancorp and SVB Financial Group exhibited exemplary performance. Shares of PacWest Bancorp, the Fund’s top contributor, climbed higher as the Los Angeles-based bank holding company experienced a more favorable interest rate environment. Investors also lauded management’s July announcement to acquire a large commercial lender, as the acquisition showed potential to be highly accretive due to possible growth drivers and operational synergies. Also the beneficiary of a more favorable interest rate environment, SVB Financial Group, a California-based financial services company, saw its shares ascend during the period. The company, which caters to Silicon Valley-type businesses, also released a series of positive earnings reports. The strong performance was driven by expansion in net interest margin, improvements in loan growth, and revenue from venture capital investments.

2

In addition, the Fund’s underweight to real estate investment trusts (REITs) was a significant contributor to relative performance. The Fund had been underweight REITs throughout the period based on expensive valuations. This underweight proved advantageous when the industry sold off due to a spike in interest rates caused by the anticipation of a shift in monetary policy.

The Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1 The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund’s prospectus.

The annual commentary above discusses the views of the Fund’s management and various portfolio holdings of the Fund as of November 30, 2013. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Fund’s portfolio is actively managed and may change significantly, the Fund may no longer own the securities described above or may have otherwise changed its positions in the securities. For more recent information about the Fund’s portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

3

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in both the Russell 2000® Value Index and the Russell 2000® Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended November 30, 2013

	1 Year	5 Years	10 Years	Life of Class
Class A3	26.78%	17.47%	10.78%	—
Class B4	28.64%	17.84%	10.84%	—
Class C5	32.56%	18.05%	10.68%	—
Class F6	34.81%	19.10%	—	7.23%
Class I7	34.93%	19.22%	11.79%	—
Class P7	34.32%	18.68%	11.29%	—
Class R2[8]	34.08%	18.51%	—	9.30%
Class R3[9]	34.30%	18.65%	—	9.42%

1 Reflects the deduction of the maximum initial sales charge of 5.75%.

2 Performance for each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

3 Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2013, is calculated using the SEC-required uniform method to compute such return.

4 Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5 The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6 Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7 Performance is at net asset value.

8 Class R2 shares commenced operations on March 24, 2008 and performance for the Class began March 31, 2008. Performance is at net asset value.

9 Class R3 shares commenced operations on March 24, 2008 and performance for the Class began March 31, 2008. Performance is at net asset value.

4

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2013 through November 30, 2013).

Actual Expenses

For each class of the Fund, the first line of the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 6/1/13 – 11/30/13” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

       Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/13	11/30/13	6/1/13 – 11/30/13
Class A
Actual	$1,000.00	$1,133.60	$6.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.86	$6.28
Class B
Actual	$1,000.00	$1,129.80	$10.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.36	$9.80
Class C
Actual	$1,000.00	$1,129.40	$10.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.38	$9.75
Class F
Actual	$1,000.00	$1,134.80	$5.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.88	$5.27
Class I
Actual	$1,000.00	$1,135.20	$5.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.37	$4.76
Class P
Actual	$1,000.00	$1,132.60	$7.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.11	$7.03
Class R2
Actual	$1,000.00	$1,131.40	$7.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.07	$7.08
Class R3
Actual	$1,000.00	$1,132.60	$7.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.93	$7.18

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.24% for Class A, 1.94% for Class B, 1.93% for Class C, 1.04% for Class F, 0.94% for Class I, 1.39% for Class P, 1.40% for Class R2 and 1.42% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2013

Sector*	%**
Consumer Discretionary	10.87%
Consumer Staples	3.68%
Energy	6.48%
Financials	28.81%
Health Care	9.59%
Industrials	15.35%

Sector*	%**
Information Technology	11.52%
Materials	8.22%
Utilities	4.94%
Repurchase Agreement	0.54%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

6

Schedule of Investments

November 30, 2013

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 98.09%

Aerospace & Defense 2.05%
Astronics Corp.*	148,600	$7,771
Hexcel Corp.*	512,500	22,514
Teledyne Technologies, Inc.*	437,100	40,532
Total		70,817

Airlines 1.11%
US Airways Group, Inc.*	1,634,421	38,376

Auto Components 0.97%
Gentherm, Inc.*	416,800	10,070
Tenneco, Inc.*	410,100	23,540
Total		33,610

Capital Markets 1.71%
Stifel Financial Corp.*	1,325,200	59,329

Chemicals 0.99%
Minerals Technologies, Inc.	578,073	34,337

Commercial Banks 17.94%
BBCN Bancorp, Inc.	2,335,600	38,981
Boston Private Financial Holdings, Inc.	2,282,300	27,148
City National Corp.	477,000	36,424
Columbia Banking System, Inc.	1,367,700	37,913
CVB Financial Corp.	965,900	15,589
First Financial Holdings, Inc.	936,977	61,719
FNB Corp.	1,228,621	15,616
IBERIABANK Corp.	571,400	35,827
PacWest Bancorp	1,583,100	65,129
Prosperity Bancshares, Inc.	611,900	39,241
Renasant Corp.	622,417	19,170
Signature Bank*	362,000	38,462
SVB Financial Group*	280,500	28,398
UMB Financial Corp.	631,300	40,479
Umpqua Holdings Corp.	2,516,900	46,336
ViewPoint Financial Group, Inc.	799,100	20,281

		Fair
		Value
Investments	Shares	(000)
Western Alliance Bancorp*	2,321,500	$53,905
Total		620,618

Commercial Services & Supplies 0.91%
Mobile Mini, Inc.*	233,300	9,425
Steelcase, Inc. Class A	1,348,500	22,021
Total		31,446

Computers & Peripherals 0.66%
Electronics for Imaging, Inc.*	575,000	22,770

Construction & Engineering 1.99%
Aegion Corp.*	145,548	3,169
EMCOR Group, Inc.	636,700	25,296
Primoris Services Corp.	667,700	19,203
URS Corp.	407,300	21,167
Total		68,835

Construction Materials 0.23%
Caesarstone Sdot-Yam Ltd. (Israel)(a)	161,375	7,932

Containers & Packaging 1.77%
AptarGroup, Inc.	396,600	25,747
Berry Plastics Group, Inc.*	928,200	19,910
Silgan Holdings, Inc.	333,700	15,601
Total		61,258

Electric: Utilities 1.64%
Cleco Corp.	338,600	15,477
IDACORP, Inc.	800,900	41,391
Total		56,868

Electrical Equipment 0.86%
Encore Wire Corp.	420,800	21,133
II-VI, Inc.*	530,646	8,676
Total		29,809

Electronic Equipment, Instruments & Components 4.83%
Anixter International, Inc.*	254,800	22,524
Cognex Corp.	639,747	21,080
Coherent, Inc.	812,500	56,095
FARO Technologies, Inc.*	12,795	698

See Notes to Financial Statements.	7

Schedule of Investments (continued)

November 30, 2013

		Fair
		Value
Investments	Shares	(000)
Electronic Equipment, Instruments & Components (continued)
Littelfuse, Inc.	454,700	$39,536
Rogers Corp.*	434,100	27,266
Total		167,199

Energy Equipment & Services 3.17%
Bristow Group, Inc.	423,569	33,970
Forum Energy Technologies, Inc.*	232,100	6,269
GulfMark Offshore, Inc. Class A	353,100	17,429
Hercules Offshore, Inc.*	2,099,800	13,418
Hornbeck Offshore Services, Inc.*	328,800	16,647
Superior Energy Services, Inc.*	867,600	22,107
Total		109,840

Food & Staples Retailing 1.99%
Andersons, Inc. (The)	531,204	45,190
Casey’s General Stores, Inc.	316,400	23,546
Total		68,736

Food Products 1.64%
Darling International, Inc.*	1,791,750	37,143
Diamond Foods, Inc.*	788,900	19,517
Total		56,660

Gas Utilities 3.23%
Laclede Group, Inc. (The)	561,000	25,868
New Jersey Resources Corp.	772,800	35,309
Piedmont Natural Gas Co., Inc.	512,600	16,993
South Jersey Industries, Inc.	590,400	33,475
Total		111,645

Health Care Equipment & Supplies 3.14%
Analogic Corp.	574,000	55,460
Greatbatch, Inc.*	655,900	26,649
West Pharmaceutical Services, Inc.	529,600	26,438
Total		108,547

		Fair
		Value
Investments	Shares	(000)
Health Care Providers & Services 5.25%
Chemed Corp.	367,222	$28,618
Hanger, Inc.*	1,223,000	47,501
HealthSouth Corp.	793,600	28,403
MEDNAX, Inc.*	329,800	36,542
Team Health Holdings, Inc.*	870,600	40,683
Total		181,747

Health Care Technology 0.35%
Allscripts Healthcare Solutions, Inc.*	803,500	12,004

Hotels, Restaurants & Leisure 2.22%
Bob Evans Farms, Inc.	457,789	25,448
Cheesecake Factory, Inc. (The)	637,600	31,083
Jack in the Box, Inc.*	428,100	20,271
Total		76,802

Household Durables 0.93%
La-Z-Boy, Inc.	1,104,053	32,305

Information Technology Services 1.48%
ExlService Holdings, Inc.*	571,200	15,057
Jack Henry & Associates, Inc.	633,700	35,975
Total		51,032

Insurance 3.30%
Allied World Assurance Co.
Holdings AG (Switzerland)(a)	412,600	46,479
Argo Group International Holdings Ltd.	166,364	7,867
Hilltop Holdings, Inc.*	814,400	19,310
Maiden Holdings Ltd.	785,113	9,940
ProAssurance Corp.	638,400	30,694
Total		114,290

Machinery 4.57%
Barnes Group, Inc.	1,567,000	57,195
Oshkosh Corp.	1,448,100	70,595
TriMas Corp.*	832,200	30,442
Total		158,232

8	See Notes to Financial Statements.

Schedule of Investments (continued)

November 30, 2013

		Fair
		Value
Investments	Shares	(000)
Marine 0.84%
Kirby Corp.*	309,500	$29,232

Media 1.21%
Cinemark Holdings, Inc.	1,272,000	41,963

Metals & Mining 3.15%
AMCOL International, Corp.	209,077	6,515
Commercial Metals Co.	1,392,900	27,050
Reliance Steel & Aluminum Co.	527,000	38,750
RTI International Metals, Inc.*	1,054,800	36,781
Total		109,096

Oil, Gas & Consumable Fuels 3.21%
Laredo Petroleum Holdings, Inc.*	1,385,200	37,387
Rex Energy Corp.*	1,640,900	31,472
Sanchez Energy Corp.*	1,644,400	42,212
Total		111,071

Paper & Forest Products 1.96%
Boise Cascade Co.*	1,221,600	31,346
KapStone Paper and Packaging Corp.	684,300	36,460
Total		67,806

Pharmaceuticals 0.72%
Medicines Co. (The)*	682,000	24,968

Real Estate Investment Trusts 4.23%
Brandywine Realty Trust	643,700	8,548
First Industrial Realty Trust, Inc.	1,805,430	31,523
LaSalle Hotel Properties	1,443,200	45,201
Pebblebrook Hotel Trust	1,506,200	45,683
Weingarten Realty Investors	535,200	15,275
Total		146,230

Real Estate Management & Development 1.24%
Kennedy-Wilson Holdings, Inc.	2,076,600	42,757

		Fair
		Value
Investments	Shares	(000)
Road & Rail 0.74%
Ryder System, Inc.	366,500	$25,596

Semiconductors & Semiconductor Equipment 2.63%
Hittite Microwave Corp.*	426,787	26,986
Synaptics, Inc.*	563,300	28,452
Teradyne, Inc.*	2,090,000	35,593
Total		91,031

Software 1.77%
Mentor Graphics Corp.	2,714,200	61,137

Specialty Retail 5.39%
ANN INC.*	1,201,100	42,843
Chico’s FAS, Inc.	1,144,299	21,387
Genesco, Inc.*	425,700	31,889
Group 1 Automotive, Inc.	234,500	16,052
Penske Automotive Group, Inc.	662,600	29,433
Pier 1 Imports, Inc.	991,500	22,101
Select Comfort Corp.*	1,073,400	22,659
Total		186,364

Trading Companies & Distributors 2.07%
Applied Industrial Technologies, Inc.	420,000	20,320
TAL International Group, Inc.*	336,115	18,365
Textainer Group Holdings Ltd.	361,500	14,037
WESCO International, Inc.*	218,900	18,821
Total		71,543
Total Common Stocks (cost $2,489,991,016)		3,393,838

See Notes to Financial Statements.	9

Schedule of Investments (concluded)

November 30, 2013

	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 0.54%

Repurchase Agreement
Repurchase Agreement dated 11/29/2013, Zero Coupon due 12/2/2013 with Fixed Income Clearing Corp. collateralized by $17,975,000 of Federal Home Loan Bank at 5.25% due 6/18/2014; value: $18,896,219; proceeds: $18,525,200 (cost $18,525,200)	$18,525	$18,525
Total Investments in Securities 98.63% (cost $2,508,516,216)		3,412,363
Other Assets in Excess of Liabilities 1.37%		47,413
Net Assets 100.00%		$3,459,776

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of November 30, 2013 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$3,393,838	$—	$—	$3,393,838
Repurchase Agreement	—	18,525	—	18,525
Total	$3,393,838	$18,525	$—	$3,412,363

(1)	Refer to note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the fiscal year ended November 30, 2013.

10	See Notes to Financial Statements.

This page is intentionally left blank.

Statement of Assets and Liabilities

November 30, 2013

ASSETS:
Investments in securities, at fair value (cost $2,508,516,216)	$3,412,363,189
Receivables:
Investment securities sold	61,871,238
Dividends	2,533,722
Capital shares sold	2,334,925
Prepaid expenses and other assets	67,317
Total assets	3,479,170,391
LIABILITIES:
Payables:
Investment securities purchased	13,241,037
Capital shares reacquired	2,287,072
Management fee	2,092,255
12b-1 distribution fees	441,984
Directors’ fees	437,032
Fund administration	114,861
To affiliates (See Note 3)	24,035
Accrued expenses	755,925
Total liabilities	19,394,201
NET ASSETS	$3,459,776,190
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,833,599,524
Undistributed net investment income	1,096,172
Accumulated net realized gain on investments	721,233,521
Net unrealized appreciation on investments	903,846,973
Net Assets	$3,459,776,190

12	See Notes to Financial Statements.

Statement of Assets and Liabilities (concluded)

November 30, 2013

Net assets by class:
Class A Shares	$1,253,919,664
Class B Shares	$4,938,247
Class C Shares	$44,246,422
Class F Shares	$46,280,357
Class I Shares	$1,923,377,535
Class P Shares	$174,584,229
Class R2 Shares	$267,741
Class R3 Shares	$12,161,995
Outstanding shares by class:
Class A Shares (300 million shares of common stock authorized, $.001 par value)	29,788,888
Class B Shares (30 million shares of common stock authorized, $.001 par value)	137,678
Class C Shares (20 million shares of common stock authorized, $.001 par value)	1,232,952
Class F Shares (30 million shares of common stock authorized, $.001 par value)	1,099,377
Class I Shares (200 million shares of common stock authorized, $.001 par value)	42,903,364
Class P Shares (50 million shares of common stock authorized, $.001 par value)	4,206,462
Class R2 Shares (30 million shares of common stock authorized, $.001 par value)	6,450
Class R3 Shares (30 million shares of common stock authorized, $.001 par value)	292,368
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$42.09
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$44.66
Class B Shares-Net asset value	$35.87
Class C Shares-Net asset value	$35.89
Class F Shares-Net asset value	$42.10
Class I Shares-Net asset value	$44.83
Class P Shares-Net asset value	$41.50
Class R2 Shares-Net asset value	$41.51
Class R3 Shares-Net asset value	$41.60

See Notes to Financial Statements.	13

Statement of Operations

For the Year Ended November 30, 2013

Investment income:
Dividends (net of foreign withholding taxes of $38,711)	$45,237,172
Interest and other	3,556
Total investment income	45,240,728
Expenses:
Management fee	25,650,238
12b-1 distribution plan-Class A	3,810,717
12b-1 distribution plan-Class B	54,888
12b-1 distribution plan-Class C	408,029
12b-1 distribution plan-Class F	57,284
12b-1 distribution plan-Class P	830,853
12b-1 distribution plan-Class R2	22,533
12b-1 distribution plan-Class R3	66,583
Shareholder servicing	4,881,786
Fund administration	1,408,585
Subsidy (See Note 3)	370,875
Reports to shareholders	161,757
Directors’ fees	121,961
Registration	107,426
Custody	72,608
Professional	68,918
Other	77,592
Gross expenses	38,172,633
Expense reductions (See Note 7)	(3,338)
Net expenses	38,169,295
Net investment income	7,071,433
Net realized and unrealized gain:
Net realized gain on investments in unaffiliated issuers	833,794,027
Net realized gain on investments in affiliated issuers	688,457
Net change in unrealized appreciation/depreciation on investments	197,648,012
Net realized and unrealized gain	1,032,130,496
Net Increase in Net Assets Resulting From Operations	$1,039,201,929

14	See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Year Ended	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	November 30, 2013	November 30, 2012
Operations:
Net investment income	$7,071,433	$26,433,254
Net realized gain on investments in affiliated and unaffiliated issuers	834,482,484	206,371,681
Net change in unrealized appreciation/depreciation on investments	197,648,012	79,002,408
Net increase in net assets resulting from operations	1,039,201,929	311,807,343
Distributions to shareholders from:
Net investment income
Class A	(9,106,295)	—
Class C	(64,809)	—
Class F	(509,970)	—
Class I	(18,526,508)	—
Class P	(1,048,215)	—
Class R2	(28,482)	—
Class R3	(57,505)	—
Net realized gain
Class A	(28,188,535)	—
Class B	(165,109)	—
Class C	(1,003,927)	—
Class F	(1,183,708)	—
Class I	(39,673,471)	—
Class P	(4,316,043)	—
Class R2	(155,121)	—
Class R3	(265,780)	—
Total distributions to shareholders	(104,293,478)	—
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	496,471,086	566,164,388
Reinvestment of distributions	96,343,411	—
Cost of shares reacquired	(1,486,077,065)	(1,119,226,837)
Net decrease in net assets resulting from capital share transactions	(893,262,568)	(553,062,449)
Net increase (decrease) in net assets	41,645,883	(241,255,106)
NET ASSETS:
Beginning of year	$3,418,130,307	$3,659,385,413
End of year	$3,459,776,190	$3,418,130,307
Undistributed net investment income	$1,096,172	$23,933,507

See Notes to Financial Statements.	15

Financial Highlights

	Class A Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$32.24	$29.68	$28.93	$22.87	$18.32
Investment operations:
Net investment income (loss)(a)	.02	.18	(.07)	— (b)	(.02)
Net realized and unrealized gain	10.81	2.38	.82	6.06	4.62
Total from investment operations	10.83	2.56	.75	6.06	4.60
Distributions to shareholders from:
Net investment income	(.24)	—	— (b)	—	(.05)
Net realized gain	(.74)	—	—	—	—
Total distributions	(.98)	—	— (b)	—	(.05)
Net asset value, end of year	$42.09	$32.24	$29.68	$28.93	$22.87
Total Return(c)	34.52%	8.63%	2.60%	26.50%	25.15%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.23%	1.23%	1.23%	1.25%	1.24%
Expenses, excluding expense reductions	1.23%	1.23%	1.23%	1.25%	1.24%
Net investment income (loss)	.05%	.57%	(.22)%	(.01)%	(.08)%

Supplemental Data:
Net assets, end of year (000)	$1,253,920	$1,247,956	$1,470,064	$1,608,846	$1,393,870
Portfolio turnover rate	71.13%	28.91%	41.95%	42.28%	68.63%
(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

16	See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$27.57	$25.56	$25.09	$19.97	$16.07
Investment operations:
Net investment loss(a)	(.19)	(.04)	(.25)	(.17)	(.12)
Net realized and unrealized gain	9.23	2.05	.72	5.29	4.02
Total from investment operations	9.04	2.01	.47	5.12	3.90
Distributions to shareholders from:
Net realized gain	(.74)	—	—	—	—
Net asset value, end of year	$35.87	$27.57	$25.56	$25.09	$19.97
Total Return(b)	33.64%	7.82%	1.87%	25.64%	24.27%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.92%	1.93%	1.92%	1.95%	1.94%
Expenses, excluding expense reductions	1.92%	1.93%	1.92%	1.95%	1.94%
Net investment loss	(.61)%	(.15)%	(.91)%	(.73)%	(.73)%

Supplemental Data:
Net assets, end of year (000)	$4,938	$6,406	$9,612	$14,612	$15,917
Portfolio turnover rate	71.13%	28.91%	41.95%	42.28%	68.63%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.	17

Financial Highlights (continued)

	Class C Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$27.63	$25.61	$25.14	$20.01	$16.10
Investment operations:
Net investment loss(a)	(.21)	(.03)	(.24)	(.17)	(.13)
Net realized and unrealized gain	9.26	2.05	.71	5.30	4.04
Total from investment operations	9.05	2.02	.47	5.13	3.91
Distributions to shareholders from:
Net investment income	(.05)	—	—	—	—
Net realized gain	(.74)	—	—	—	—
Total distributions	(.79)	—	—	—	—
Net asset value, end of year	$35.89	$27.63	$25.61	$25.14	$20.01
Total Return(b)	33.56%	7.89%	1.87%	25.64%	24.29%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.93%	1.92%	1.92%	1.95%	1.94%
Expenses, excluding expense reductions	1.93%	1.92%	1.92%	1.95%	1.94%
Net investment loss	(.65)%	(.12)%	(.90)%	(.72)%	(.77)%

Supplemental Data:
Net assets, end of year (000)	$44,246	$37,988	$41,597	$46,980	$46,275
Portfolio turnover rate	71.13%	28.91%	41.95%	42.28%	68.63%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

18	See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$32.26	$29.64	$28.90	$22.80	$18.30
Investment operations:
Net investment income(a)	.09	.26	— (b)	.05	— (b)
Net realized and unrealized gain	10.81	2.36	.80	6.05	4.62
Total from investment operations	10.90	2.62	.80	6.10	4.62
Distributions to shareholders from:
Net investment income	(.32)	—	(.06)	—	(.12)
Net realized gain	(.74)	—	—	—	—
Total distributions	(1.06)	—	(.06)	—	(.12)
Net asset value, end of year	$42.10	$32.26	$29.64	$28.90	$22.80
Total Return(c)	34.81%	8.84%	2.76%	26.75%	25.39%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.03%	1.03%	1.04%	1.05%	1.03%
Expenses, excluding expense reductions	1.03%	1.03%	1.04%	1.05%	1.03%
Net investment income (loss)	.24%	.83%	.01%	.19%	(.02)%

Supplemental Data:
Net assets, end of year (000)	$46,280	$52,084	$32,597	$27,236	$22,387
Portfolio turnover rate	71.13%	28.91%	41.95%	42.28%	68.63%
(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	19

Financial Highlights (continued)

	Class I Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$34.28	$31.46	$30.67	$24.17	$19.38
Investment operations:
Net investment income(a)	.14	.30	.03	.08	.05
Net realized and unrealized gain	11.49	2.52	.85	6.42	4.87
Total from investment operations	11.63	2.82	.88	6.50	4.92
Distributions to shareholders from:
Net investment income	(.34)	—	(.09)	—	(.13)
Net realized gain	(.74)	—	—	—	—
Total distributions	(1.08)	—	(.09)	—	(.13)
Net asset value, end of year	$44.83	$34.28	$31.46	$30.67	$24.17
Total Return(b)	34.93%	8.96%	2.84%	26.89%	25.55%
Ratios to Average Net Assets:
Expenses, including expense reductions	.93%	.93%	.93%	.95%	.94%
Expenses, excluding expense reductions	.93%	.93%	.93%	.95%	.94%
Net investment income	.35%	.88%	.09%	.30%	.21%

Supplemental Data:
Net assets, end of year (000)	$1,923,378	$1,862,546	$1,855,748	$1,692,837	$1,231,291
Portfolio turnover rate	71.13%	28.91%	41.95%	42.28%	68.63%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

20	See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$31.79	$29.31	$28.62	$22.66	$18.15
Investment operations:
Net investment income (loss)(a)	(.03)	.13	(.11)	(.04)	(.05)
Net realized and unrealized gain	10.66	2.35	.80	6.00	4.57
Total from investment operations	10.63	2.48	.69	5.96	4.52
Distributions to shareholders from:
Net investment income	(.18)	—	—	—	(.01)
Net realized gain	(.74)	—	—	—	—
Total distributions	(.92)	—	—	—	(.01)
Net asset value, end of year	$41.50	$31.79	$29.31	$28.62	$22.66
Total Return(b)	34.32%	8.46%	2.41%	26.30%	24.94%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.38%	1.38%	1.38%	1.40%	1.39%
Expenses, excluding expense reductions	1.38%	1.38%	1.38%	1.40%	1.39%
Net investment income (loss)	(.09)%	.42%	(.37)%	(.16)%	(.23)%

Supplemental Data:
Net assets, end of year (000)	$174,584	$192,603	$231,655	$295,973	$261,914
Portfolio turnover rate	71.13%	28.91%	41.95%	42.28%	68.63%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	21

Financial Highlights (continued)

	Class R2 Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$31.81	$29.37	$28.72	$22.77	$18.29
Investment operations:
Net investment income (loss)(a)	.01	.09	(.11)	(.11)	(.10)
Net realized and unrealized gain	10.57	2.35	.76	6.06	4.62
Total from investment operations	10.58	2.44	.65	5.95	4.52
Distributions to shareholders from:
Net investment income	(.14)	—	—	—	(.04)
Net realized gain	(.74)	—	—	—	—
Total distributions	(.88)	—	—	—	(.04)
Net asset value, end of year	$41.51	$31.81	$29.37	$28.72	$22.77
Total Return(b)	34.08%	8.31%	2.26%	26.13%	24.77%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.53%	1.53%	1.56%	1.54%	1.52%
Expenses, excluding expense reductions	1.53%	1.53%	1.56%	1.54%	1.52%
Net investment income (loss)	.04%	.28%	(.38)%	(.41)%	(.48)%

Supplemental Data:
Net assets, end of year (000)	$268	$6,910	$7,205	$78	$86
Portfolio turnover rate	71.13%	28.91%	41.95%	42.28%	68.63%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

22	See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$31.85	$29.38	$28.69	$22.73	$18.29
Investment operations:
Net investment income (loss)(a)	(.05)	.12	(.11)	(.04)	(.06)
Net realized and unrealized gain	10.70	2.35	.80	6.00	4.60
Total from investment operations	10.65	2.47	.69	5.96	4.54
Distributions to shareholders from:
Net investment income	(.16)	—	—	—	(.10)
Net realized gain	(.74)	—	—	—	—
Total distributions	(.90)	—	—	—	(.10)
Net asset value, end of year	$41.60	$31.85	$29.38	$28.69	$22.73
Total Return(b)	34.30%	8.41%	2.41%	26.22%	24.94%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.42%	1.42%	1.42%	1.45%	1.44%
Expenses, excluding expense reductions	1.42%	1.42%	1.42%	1.45%	1.44%
Net investment income (loss)	(.14)%	.39%	(.37)%	(.16)%	.30%

Supplemental Data:
Net assets, end of year (000)	$12,162	$11,635	$10,907	$5,190	$1,995
Portfolio turnover rate	71.13%	28.91%	41.95%	42.28%	68.63%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	23

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company currently consists of three separate funds. This report covers one of the funds and its classes: Small-Cap Value Series (“Small Cap Value Fund” or the “Fund”).

The Fund’s investment objective is long-term capital appreciation. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund is open to certain new investors on a limited basis as set forth in the Fund’s prospectus. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number

24

Notes to Financial Statements (continued)

of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2010 through November 30, 2013. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments in unaffiliated issuers on

25

Notes to Financial Statements (continued)

the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

• Level 1 –	unadjusted quoted prices in active markets for identical investments;

• Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of November 30, 2013 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

26

Notes to Financial Statements (continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $2 billion	.75%
Over $2 billion	.70%

For the fiscal year ended November 30, 2013, the effective management fee was at an annualized rate of 0.73% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund of Lord Abbett Securities Trust (a “Fund of Funds”), pursuant to which the Underlying Fund pays a portion of the expense (excluding management fees and distribution and service fees) of the applicable Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliates on the Fund’s Statement of Assets and Liabilities.

As of November 30, 2013, the percentage of the Fund’s outstanding shares owned by Lord Abbett Alpha Strategy Fund was 6.70%.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been approved by the Board pursuant to the plan:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	—	.25%	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	.35%	.25%

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

27

Notes to Financial Statements (continued)

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the fiscal year ended November 30, 2013:

Distributor Commissions	Dealers’ Concessions
$23,644	$131,569

Distributor received CDSCs of $1,128 and $0 for Class A and Class C shares, respectively, for the fiscal year ended November 30, 2013.

A Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Subsequent to the Fund’s fiscal year ended November 30, 2013, net investment income, short-term capital gain, and long-term capital gain distributions of approximately $2,819,000, $68,585,000 and $652,112,000, respectively, were declared by the Fund on December 11, 2013. The distributions were paid on December 18, 2013 to shareholders of record on December 17, 2013.

The tax character of distributions paid during the fiscal years ended November 30, 2013 and 2012 was as follows:

	Year Ended 11/30/2013	Year Ended 11/30/2012
Distributions paid from:
Ordinary income	$29,330,235	$—
Net long-term capital gains	74,963,243	—
Total distributions	$104,293,478	$—

As of November 30, 2013, the components of accumulated gains on a tax-basis were as follows:

Undistributed ordinary income – net	$71,394,861
Undistributed long-term capital gains	652,111,635
Total undistributed earnings	723,506,496
Temporary differences	(437,032)
Unrealized gains – net	903,107,202
Total accumulated gains – net	$1,626,176,666

28

Notes to Financial Statements (continued)

As of November 30, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,509,255,987
Gross unrealized gain	911,761,298
Gross unrealized loss	(8,654,096)
Net unrealized security gain	$903,107,202

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

Permanent items identified during the fiscal year ended November 30, 2013 have been reclassified among the components of net assets based on their tax basis treatment as follows:

Undistributed	Accumulated
Net Investment	Net Realized	Paid-in
Income	Gain	Capital
$(566,984)	$(117,478,982)	$118,045,966

The permanent differences are attributable to the tax treatment of certain distributions.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended November 30, 2013 were as follows:

Purchases	Sales
$2,435,015,722	$3,420,127,810

There were no purchases or sales of U.S. Government securities for the fiscal year ended November 30, 2013.

6.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.	LINE OF CREDIT

During the fiscal year ended November 30, 2013, the Fund and certain other funds managed by Lord Abbett (the “participating funds”) participated in an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for

29

Notes to Financial Statements (continued)

temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Board considers annual renewal of the Facility under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement.

Effective July 1, 2013, the Fund and participating funds renewed the Facility through June 30, 2014 under the same terms as described above.

During the fiscal year ended November 30, 2013, a participating fund also managed by Lord Abbett utilized the Facility and fully repaid its borrowings on June 13, 2013. As of November 30, 2013, there were no loans outstanding pursuant to this Facility.

9.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers for the fiscal year ended November 30, 2013:

Affiliated Issuer	Balance of Shares Held at 11/30/2012	Gross Additions	Gross Sales	Balance of Shares Held at 11/30/2013	Fair Value at 11/30/2013	Net Realized Gain 12/1/2012 to 11/30/2013	(a)	Dividend Income 12/1/2012 to 11/30/2013	(a)
Koppers Holdings, Inc.(b)	1,045,200	—	(1,045,200)	—	$—	$367,706		$—
Navigators Group, Inc. (The)(b)	773,400	—	(773,400)	—	—	320,751		—
Total					$—	$688,457		$—

(a)	Represents realized gains and dividend income earned only when the issuer was an affiliate of the Fund.
(b)	No longer an affiliated issuer as of November 30, 2013.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with small company value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Small company value stocks may perform differently than the market as a whole and other types of stocks, such as large company stocks or growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, small cap company stocks may be more volatile and less liquid

30

Notes to Financial Statements (continued)

than large cap company stocks. Also, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund’s performance.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares by capital stock were as follows:

		Year Ended		Year Ended
	November 30, 2013		November 30, 2012
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	5,129,907	$186,569,254	5,713,997	$181,265,210
Converted from Class B*	42,571	1,547,735	72,612	2,334,823
Reinvestment of distributions	1,050,275	33,598,304	—	—
Shares reacquired	(15,139,331)	(555,902,777)	(16,613,976)	(522,964,712)
Decrease	(8,916,578)	$(334,187,484)	(10,827,367)	$(339,364,679)

Class B Shares
Shares sold	5,445	$179,548	15,402	$429,152
Reinvestment of distributions	5,789	158,860	—	—
Shares reacquired	(56,166)	(1,729,227)	(74,519)	(2,022,813)
Converted to Class A*	(49,771)	(1,547,735)	(84,622)	(2,334,823)
Decrease	(94,703)	$(2,938,554)	(143,739)	$(3,928,484)

Class C Shares
Shares sold	61,449	$1,980,852	29,892	$800,198
Reinvestment of distributions	27,590	757,626	—	—
Shares reacquired	(231,075)	(7,263,109)	(279,264)	(7,569,382)
Decrease	(142,036)	$(4,524,631)	(249,372)	$(6,769,184)

Class F Shares
Shares sold	237,584	$8,585,192	994,332	$32,099,457
Reinvestment of distributions	38,136	1,217,697	—	—
Shares reacquired	(790,861)	(30,739,857)	(479,727)	(15,131,390)
Increase (decrease)	(515,141)	$(20,936,968)	514,605	$16,968,067

Class I Shares
Shares sold	7,114,851	$272,587,932	9,616,276	$319,564,156
Reinvestment of distributions	1,610,986	54,741,286	—	—
Shares reacquired	(20,155,168)	(780,309,881)	(14,269,916)	(480,815,569)
Decrease	(11,429,331)	$(452,980,663)	(4,653,640)	$(161,251,413)

Class P Shares
Shares sold	595,391	$21,355,336	771,469	$24,084,374
Reinvestment of distributions	169,783	5,363,447	—	—
Shares reacquired	(2,616,780)	(93,676,049)	(2,617,286)	(81,658,131)
Decrease	(1,851,606)	$(66,957,266)	(1,845,817)	$(57,573,757)

31

Notes to Financial Statements (concluded)

		Year Ended		Year Ended
	November 30, 2013		November 30, 2012
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	9,279	$327,573	24,587	$780,124
Reinvestment of distributions	5,779	182,905	—	—
Shares reacquired	(225,807)	(8,199,961)	(52,689)	(1,664,769)
Decrease	(210,749)	$(7,689,483)	(28,102)	$(884,645)

Class R3 Shares
Shares sold	137,353	$4,885,399	227,916	$7,141,717
Reinvestment of distributions	10,208	323,286	—	—
Shares reacquired	(220,461)	(8,256,204)	(233,944)	(7,400,071)
Decrease	(72,900)	$(3,047,519)	(6,028)	$(258,354)

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

13.	RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). This disclosure requirement is intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. In addition, in January 2013, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying exactly which transactions are subject to disclosures about offsetting. ASU 2011-11 and ASU 2013-01 are effective for public entities for interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact the adoption of ASU 2011-11 and ASU 2013-01 will have on the Fund’s financial statement disclosures.

32

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Lord Abbett Research Fund, Inc. and the Shareholders of Small-Cap Value Series:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Small-Cap Value Series, one of the three funds constituting the Lord Abbett Research Fund, Inc. (the “Company”) as of November 30, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Small-Cap Value Series of the Lord Abbett Research Fund, Inc. as of November 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York

January 29, 2014

33

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Company in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Company’s organizational documents.

Lord Abbett, a Delaware limited liability company, is the Company’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Fund.

Interested Directors

Ms. Foster is affiliated with Lord Abbett and is an “interested person” of the Company as defined in the Act. Ms. Foster is a director/trustee and officer of each of the 12 Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director and President since 2006; Chief Executive Officer since 2012	Principal Occupation: Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990. Other Directorships: None.

Independent Directors

The following Independent Directors also are directors/trustees of each of the 12 Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director since 1996; Chairman since 2013	Principal Occupation: Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 – 2000).

Other Directorships: Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as a director of R.H. Donnelley Inc. (2009 – 2010).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998	Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 – 2009).

Other Directorships: Previously served as a director of Interstate Bakeries Corp. (1991 – 2008).

34

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Director since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004 – 2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of WellPoint, Inc., a health benefits company (since 1994). Previously served as a director of Lend Lease Corporation Limited, an international retail and residential property group (2006 – 2012).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2001

Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009), and as director of Molson Coors Brewing Company (since 2002).

James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2012	Principal Occupation: Independent management advisor and consultant (since 2012); Vice President, CRA International, Inc. (doing business as Charles River Associates), a global management consulting firm (2009 – 2012); Founder and Chairman of Marakon Associates, Inc., a strategy consulting firm (1978 – 2009); and Officer and Director of Trinsum Group, a holding company (2007 – 2009).

Other Directorships: Currently serves as director of Blyth, Inc., a home products company (since 2004).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006

Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990); CEO of Tullis Health Investors Inc. (since 2012).

Other Directorships: Currently serves as director of Crane Co. (since 1998). Previously served as a director of Synageva BioPharma Corp., a biopharmaceutical company (2009 – 2011).

35

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Company. All of the officers of the Company also may be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett.

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years

Daria L. Foster (1954)	President and Chief Executive Officer	Elected as President in 2006 and Chief Executive Officer in 2012	Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2007	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

Thomas B. Maher (1967)	Executive Vice President	Elected in 2013	Partner and Portfolio Manager, joined Lord Abbett in 2003.

Justin C. Maurer (1969)	Executive Vice President	Elected in 2013	Partner and Portfolio Manager, joined Lord Abbett in 2001.

Walter H. Prahl (1958)	Executive Vice President	Elected in 2012	Partner and Director, joined Lord Abbett in 1997.

Frederick J. Ruvkun (1957)	Executive Vice President	Elected in 2012	Partner and Director, joined Lord Abbett in 2006.

Paul J. Volovich (1973)	Executive Vice President	Elected in 2004	Partner and Director, joined Lord Abbett in 1997.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Financial and Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Partner and Deputy Counsel, joined Lord Abbett in 2004.

Lawrence H. Kaplan (1957)	Chief Compliance Officer, Vice President and Secretary	Elected as Vice President and Secretary in 1997 and Chief Compliance Officer in 2013	Partner, General Counsel, and Chief Compliance Officer, joined Lord Abbett in 1997.

36

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years

David J. Linsen (1974)	Vice President	Elected in 2008	Partner and Director, joined Lord Abbett in 2001.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Partner and Deputy General Counsel, joined Lord Abbett in 2006.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007.

Scott S. Wallner (1955)	AML Compliance Officer	Elected in 2011	Assistant General Counsel, joined Lord Abbett in 2004.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information, which contains further information about the Company’s Directors. It is available free upon request.

37

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Tax Information

100% of the ordinary income distributions paid by the Fund during the fiscal year ended November 30, 2013 is qualified dividend income. For corporate shareholders, 100% of the Fund’s ordinary income distributions qualified for the dividends received deduction.

In addition, of the distributions paid to shareholders during the fiscal year ended November 30, 2013, $74,963,243 represents long-term capital gains.

38

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by	Lord Abbett Research Fund, Inc.	LARF-2-1113
LORD ABBETT DISTRIBUTOR LLC.	Small-Cap Value Series	(01/14)

Item 2:	Code of Ethics.

(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended November 30, 2013 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 12(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: E. Thayer Bigelow and Robert B. Calhoun, Jr. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended November 30, 2013 and 2012 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2013	2012
Audit Fees {a}	$127,000	$163,000
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	127,000	163,000

Tax Fees {b}	31,723	31,031
All Other Fees	- 0 -	- 0 -

Total Fees	$158,723	$194,031

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended November 30, 2013 and 2012 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended November 30, 2013 and 2012 were:

	Fiscal year ended:
	2013	2012
All Other Fees {a}	$180,602	$178,975

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended November 30, 2013 and 2012 were:

	Fiscal year ended:
	2013	2012
All Other Fees	$ - 0 -	$ - 0 -

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	The Lord Abbett Family of Funds Sarbanes Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of Ex-99. CODEETH.

(a)(2)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: January 27, 2014

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: January 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: January 27, 2014

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: January 27, 2014